UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)A	-3.21%	6.62%	6.68%
Class T (incl. 3.50% sales charge)B	-1.18%	6.87%	6.79%
Class B (incl. contingent deferred sales charge) C	-2.81%	6.76%	6.84%
Class C (incl. contingent deferred sales charge) D	0.96%	7.06%	6.85%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Class A on October 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI World Index performed over the same period. The initial offering of Class A took place on February 19, 2009. See footnote A on the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by investors' risk-taking and subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. Turning to bonds, late-period strength in the U.S. dollar took its toll on performance: The Barclays® Global Aggregate GDP Weighted Index gained 1.09% for the year, lagging the 4.14% return of the Barclays® U.S. Aggregate Bond Index. Global corporate debt (+3%) fared relatively better, but still lagged the broad U.S. bond market.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity Advisor® Global Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 2.69%, 2.40%, 1.90% and 1.89%, respectively (excluding sales charges), versus 4.90% for the Fidelity Global Balanced Composite IndexSM. Both security selection and asset allocation detracted versus the Composite benchmark, with selection having a somewhat greater negative impact, mainly due to weak stock picks in the United States. Within U.S. equities, our subportfolio's performance was hurt by the rotation away high-growth stocks and industry groups that occurred in March and April, and was unable to make up that ground during the balance of the period. For the period as a whole, poor stock picking in energy was the primary culprit, followed by adverse selection in materials. Stock choices in Europe also detracted from performance. Although security selection in Asia ex Japan equities helped versus the benchmark, our roughly equal weighting in this asset class - which lagged the fund's Composite benchmark - negated this positive outcome. Elsewhere, stock choices in Canada and Japan aided relative performance. Lastly, an average underweighting in U.S. equities moderately detracted versus the benchmark. We shifted to a modest overweighting in U.S. stocks by period end, moved to an underweighting in Japanese equities and slightly increased the fund's high-yield bond allocation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.27%
Actual		$ 1,000.00	$ 986.00	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 989.90	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.06%
Actual		$ 1,000.00	$ 987.50	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.82	$ 10.46
Class C	2.07%
Actual		$ 1,000.00	$ 987.30	$ 10.37
HypotheticalA		$ 1,000.00	$ 1,014.77	$ 10.51
Global Balanced	.99%
Actual		$ 1,000.00	$ 992.80	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Institutional Class	1.02%
Actual		$ 1,000.00	$ 992.40	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed Income Central Funds.
Geographic Diversification (% of fund's net assets)
As of October 31, 2014
United States of America* 47.4%
Japan 12.2%
United Kingdom 6.6%
Germany 5.7%
Italy 3.9%
France 3.5%
Canada 3.2%
Switzerland 2.2%
Spain 2.2%
Other 13.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
United States of America* 41.4%
Japan 15.1%
United Kingdom 8.5%
Germany 8.2%
Canada 3.9%
Italy 3.1%
France 3.1%
Switzerland 3.1%
Netherlands 2.4%
Other 11.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	57.5	55.6
Bonds	36.3	36.3
Other Investments	0.6	0.3
Short-Term Investments and Net Other Assets (Liabilities)	5.6	7.8
Top Five Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America)	2.0	1.5
Cummins, Inc. (United States of America)	1.8	1.5
Adobe Systems, Inc. (United States of America)	1.8	1.3
Ameriprise Financial, Inc. (United States of America)	1.8	1.0
Bank of America Corp. (United States of America)	1.8	0.0
	9.2
Top Five Bond Issuers as of October 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.3	7.9
German Federal Republic	3.2	4.4
Buoni Poliennali del Tesoro	2.5	2.0
U.S. Treasury Obligations	2.2	3.3
Spanish Kingdom	1.7	1.6
	17.9
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	15.7
Information Technology	9.5	6.5
Health Care	9.4	7.0
Industrials	8.2	9.1
Consumer Discretionary	7.2	8.2
Energy	5.4	7.3
Consumer Staples	5.1	5.0
Materials	3.0	3.3
Utilities	1.6	1.6
Telecommunication Services	1.1	1.4

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 57.2%
	Shares	Value
Australia - 1.6%
Ainsworth Game Technology Ltd.	78,044	$ 209,385
AMP Ltd.	119,140	614,408
Asciano Ltd.	47,385	262,108
Australia & New Zealand Banking Group Ltd.	21,362	632,114
BHP Billiton Ltd.	32,570	974,392
Cabcharge Australia Ltd.	63,606	277,383
Carsales.com Ltd.	19,020	179,480
Coca-Cola Amatil Ltd.	19,087	154,020
Commonwealth Bank of Australia	20,059	1,426,385
Computershare Ltd.	42,530	461,564
CSL Ltd.	11,185	789,694
Hotel Property Investments unit	33,652	71,475
John Fairfax Holdings Ltd.	304,506	218,870
Leighton Holdings Ltd.	13,111	255,257
Lend Lease Group unit	30,656	427,560
Macquarie CountryWide Trust	38,383	137,638
Macquarie Group Ltd.	8,997	486,234
Myer Holdings Ltd.	110,821	188,200
Pact Group Holdings Ltd.	60,123	201,965
Qantas Airways Ltd. (a)	174,626	260,911
QBE Insurance Group Ltd.	43,894	445,871
Sims Metal Management Ltd.	46,072	459,954
Suncorp Group Ltd.	40,580	528,037
Sunland Group Ltd.	69,057	103,244
Super Cheap Auto Group Ltd.	22,957	148,964
Sydney Airport unit	120,947	470,210
TOTAL AUSTRALIA		10,385,323
Austria - 0.3%
Andritz AG	21,700	1,047,488
Erste Group Bank AG	45,700	1,163,132
TOTAL AUSTRIA		2,210,620
Bailiwick of Jersey - 0.4%
Randgold Resources Ltd.	1,400	81,940
Shire PLC	41,800	2,804,652
TOTAL BAILIWICK OF JERSEY		2,886,592
Belgium - 0.7%
Anheuser-Busch InBev SA NV	19,500	2,162,441
Common Stocks - continued
	Shares	Value
Belgium - continued
Arseus NV	21,000	$ 839,485
KBC Groupe SA (a)	24,078	1,289,911
TOTAL BELGIUM		4,291,837
Bermuda - 0.1%
Biosensors International Group Ltd. (a)	324,000	157,579
DVN Holdings Ltd. (a)	904,000	171,321
Hankore Environment Tech Group L (a)	176,300	118,907
Invesco Ltd.	6,000	242,820
Nine Dragons Paper (Holdings) Ltd.	214,000	165,869
TOTAL BERMUDA		856,496
Canada - 2.3%
Agnico Eagle Mines Ltd. (Canada)	5,200	122,543
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	9,000	305,443
Allied Properties (REIT)	2,900	91,525
ARC Resources Ltd.	8,300	195,745
Avigilon Corp. (a)	5,400	74,696
B2Gold Corp. (a)	21,000	35,030
Bank of Montreal	1,000	72,517
Bank of Nova Scotia	4,800	293,950
Bombardier, Inc. Class B (sub. vtg.)	17,700	58,265
Canadian National Railway Co.	10,400	733,227
Canadian Natural Resources Ltd.	7,100	247,765
CCL Industries, Inc. Class B	1,800	181,972
CGI Group, Inc. Class A (sub. vtg.) (a)	5,800	199,106
Constellation Software, Inc.	600	169,025
Eldorado Gold Corp.	20,000	109,312
Enbridge, Inc.	13,300	629,332
Fairfax Financial Holdings Ltd. (sub. vtg.)	600	274,130
George Weston Ltd.	2,700	220,590
Gildan Activewear, Inc.	2,600	154,886
Gluskin Sheff + Associates, Inc.	2,900	75,752
Imperial Oil Ltd.	9,300	447,486
Intact Financial Corp.	4,350	291,673
Jean Coutu Group, Inc. Class A (sub. vtg.)	10,000	229,271
Keyera Corp.	3,323	264,354
Labrador Iron Ore Royalty Corp.	3,100	53,911
Lundin Mining Corp. (a)	18,200	81,226
Manulife Financial Corp.	31,500	597,831
Metro, Inc. Class A (sub. vtg.)	1,300	91,354
National Bank of Canada	9,500	444,044
Common Stocks - continued
	Shares	Value
Canada - continued
North West Co., Inc.	3,700	$ 76,492
Open Text Corp.	2,900	160,175
Painted Pony Petroleum Ltd. (a)	5,300	50,223
Parkland Fuel Corp.	5,500	107,604
Pason Systems, Inc.	5,400	129,221
Peyto Exploration & Development Corp.	3,200	90,317
Potash Corp. of Saskatchewan, Inc. (e)	4,300	146,773
Power Corp. of Canada (sub. vtg.)	9,100	240,126
PrairieSky Royalty Ltd.	900	27,710
Quebecor, Inc. Class B (sub. vtg.)	2,400	61,605
Rogers Communications, Inc. Class B (non-vtg.) (e)	9,550	359,105
RONA, Inc.	6,500	79,300
Royal Bank of Canada	15,700	1,114,553
ShawCor Ltd. Class A	1,000	44,053
Spartan Energy Corp. (a)	27,300	74,121
Stantec, Inc.	2,600	164,736
Stella-Jones, Inc.	3,100	90,025
Suncor Energy, Inc.	51,972	1,845,454
Tahoe Resources, Inc. (a)	4,500	77,978
TELUS Corp.	12,800	458,713
TELUS Corp.	6,000	215,022
The Toronto-Dominion Bank	21,700	1,068,009
Torex Gold Resources, Inc. (a)	31,600	33,645
TransForce, Inc.	6,200	151,610
Valeant Pharmaceuticals International (Canada) (a)	2,900	385,449
Vermilion Energy, Inc.	2,700	153,225
West Fraser Timber Co. Ltd.	4,000	209,858
WestJet Airlines Ltd.	5,000	141,476
Whitecap Resources, Inc.	10,500	135,926
Winpak Ltd.	1,900	50,153
ZCL Composites, Inc.	24,400	146,783
TOTAL CANADA		14,835,401
Cayman Islands - 0.3%
21Vianet Group, Inc. ADR (a)	5,533	115,750
Alibaba Group Holding Ltd. sponsored ADR	10,000	986,000
Mindray Medical International Ltd. sponsored ADR	4,000	116,560
New Oriental Education & Technology Group, Inc. sponsored ADR	13,400	289,440
Tencent Holdings Ltd.	23,200	372,877
Uni-President China Holdings Ltd.	341,000	316,847
TOTAL CAYMAN ISLANDS		2,197,474
Common Stocks - continued
	Shares	Value
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	35,000	$ 286,116
Denmark - 0.7%
Carlsberg A/S Series B	11,800	1,039,044
ISS Holdings A/S (a)	36,500	1,017,661
Novo Nordisk A/S Series B	45,700	2,065,764
Vestas Wind Systems A/S (a)	11,200	374,873
TOTAL DENMARK		4,497,342
Finland - 0.3%
Amer Group PLC (A Shares)	24,600	470,736
Kesko Oyj	13,300	503,674
Sampo Oyj (A Shares)	17,329	828,893
TOTAL FINLAND		1,803,303
France - 1.7%
Atos Origin SA	8,627	595,574
bioMerieux SA	16,800	1,772,235
Bollore Group (e)	1,000	473,691
Christian Dior SA	8,405	1,486,694
GDF Suez	56,350	1,366,753
Kering SA	3,300	636,644
Publicis Groupe SA (a)	18,124	1,255,297
Rexel SA	54,400	913,837
Total SA	48,200	2,877,699
TOTAL FRANCE		11,378,424
Germany - 1.7%
adidas AG	9,100	661,983
Bayer AG	16,700	2,374,237
Brenntag AG	21,800	1,054,501
CompuGroup Medical AG	20,100	460,946
Continental AG	6,500	1,275,989
Deutsche Post AG	28,918	907,958
Deutsche Wohnen AG (Bearer)	33,590	756,838
Fresenius SE & Co. KGaA	28,300	1,455,803
GEA Group AG	26,532	1,220,056
HeidelbergCement Finance AG	9,766	664,782
MLP AG	69,489	352,675
TOTAL GERMANY		11,185,768
Hong Kong - 0.4%
AIA Group Ltd.	142,000	792,420
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Champion (REIT)	585,000	$ 258,000
Cheung Kong Holdings Ltd.	19,000	337,293
Lenovo Group Ltd.	148,000	218,153
Power Assets Holdings Ltd.	26,000	251,039
Techtronic Industries Co. Ltd.	146,500	458,633
Wharf Holdings Ltd.	37,000	273,657
TOTAL HONG KONG		2,589,195
Ireland - 1.7%
Actavis PLC (a)	12,200	2,961,428
Alkermes PLC (a)	43,400	2,193,870
CRH PLC	38,400	851,844
DCC PLC (United Kingdom)	13,000	726,616
Greencore Group PLC	111,221	466,863
James Hardie Industries PLC CDI	32,487	346,527
Mallinckrodt PLC (a)	25,000	2,304,500
Perrigo Co. PLC	3,000	484,350
Ryanair Holdings PLC sponsored ADR (a)	11,000	610,940
United Drug PLC (United Kingdom)	92,000	484,492
TOTAL IRELAND		11,431,430
Israel - 0.1%
Sarine Technologies Ltd.	279,500	648,187
Italy - 0.1%
World Duty Free SpA (a)	104,757	886,771
Japan - 1.9%
AEON Financial Service Co. Ltd.	12,300	257,053
AEON Mall Co. Ltd.	16,980	311,681
Artnature, Inc.	4,200	56,799
Asahi Kasei Corp.	22,000	180,537
Bridgestone Corp.	4,900	163,747
Dai-ichi Mutual Life Insurance Co.	15,800	239,113
Daikin Industries Ltd.	5,300	331,293
Don Quijote Holdings Co. Ltd.	4,500	269,622
Fuji Heavy Industries Ltd.	6,700	222,997
Furukawa Electric Co. Ltd.	44,000	77,656
Hitachi Metals Ltd.	19,000	320,773
Hoya Corp.	13,300	470,645
INPEX Corp.	9,500	121,509
Itochu Corp.	17,800	215,176
JAFCO Co. Ltd.	5,600	218,009
KDDI Corp.	6,700	439,985
Common Stocks - continued
	Shares	Value
Japan - continued
Makita Corp.	3,900	$ 218,396
Mitsubishi Electric Corp.	39,000	502,858
Mitsubishi Heavy Industries Ltd.	64,000	399,234
Mitsui & Co. Ltd.	8,700	131,362
Mitsui Fudosan Co. Ltd.	7,000	225,165
Nihon Kohden Corp.	5,700	291,423
Nihon Parkerizing Co. Ltd.	6,200	147,992
Nippon Ceramic Co. Ltd.	8,700	125,973
Nippon Shinyaku Co. Ltd.	5,000	143,913
Nissan Motor Co. Ltd.	34,500	314,699
OBIC Co. Ltd.	5,200	185,635
ORIX Corp.	47,200	655,148
Panasonic Corp.	34,700	417,485
Rakuten, Inc.	21,400	241,317
ROHM Co. Ltd.	6,900	420,009
Seiko Epson Corp.	5,100	236,664
Shinsei Bank Ltd.	68,000	152,821
SoftBank Corp.	9,000	655,195
Stanley Electric Co. Ltd.	19,500	396,447
Sumitomo Mitsui Financial Group, Inc.	8,800	358,890
Sumitomo Mitsui Trust Holdings, Inc.	86,000	351,114
Temp Holdings Co., Ltd.	7,000	227,462
THK Co. Ltd.	5,400	135,826
Tokyo Tatemono Co. Ltd.	23,000	200,775
Toray Industries, Inc.	41,000	275,251
Tosoh Corp.	73,000	317,446
Toyota Motor Corp.	7,600	457,347
Welcia Holdings Co. Ltd.	4,600	153,674
Yamaha Motor Co. Ltd.	22,500	425,649
TOTAL JAPAN		12,661,765
Luxembourg - 0.1%
GAGFAH SA (a)	18,700	349,165
Samsonite International SA	61,200	203,351
TOTAL LUXEMBOURG		552,516
Netherlands - 0.9%
ING Groep NV (Certificaten Van Aandelen) (a)	137,100	1,963,322
NXP Semiconductors NV (a)	28,000	1,922,480
Reed Elsevier NV	48,207	1,109,441
Royal DSM NV	11,000	688,750
TOTAL NETHERLANDS		5,683,993
Common Stocks - continued
	Shares	Value
New Zealand - 0.0%
Fletcher Building Ltd.	23,888	$ 162,151
Norway - 0.4%
Akastor ASA (e)	34,300	118,233
Statoil ASA	58,200	1,331,932
Telenor ASA	42,000	943,995
TOTAL NORWAY		2,394,160
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	18,824	144,337
Portugal - 0.1%
CTT Correios de Portugal SA	48,799	451,917
Singapore - 0.0%
Rex International Holdings Ltd. (a)	613,000	230,847
Spain - 0.4%
Amadeus IT Holding SA Class A	36,000	1,321,823
Red Electrica Corporacion SA	13,700	1,195,590
TOTAL SPAIN		2,517,413
Sweden - 1.1%
Elekta AB (B Shares)	52,698	539,530
Getinge AB (B Shares)	50,600	1,175,206
H&M Hennes & Mauritz AB (B Shares)	38,537	1,532,785
Nordea Bank AB	167,400	2,146,866
SKF AB (B Shares)	55,900	1,118,886
Svenska Handelsbanken AB (A Shares)	21,200	1,010,884
TOTAL SWEDEN		7,524,157
Switzerland - 1.9%
Julius Baer Group Ltd.	26,420	1,155,489
Nestle SA	42,761	3,135,841
Roche Holding AG (participation certificate)	13,591	4,010,726
Schindler Holding AG (participation certificate)	4,982	695,921
Sonova Holding AG Class B	7,672	1,194,477
Syngenta AG (Switzerland)	2,776	858,499
Zurich Insurance Group AG	5,391	1,629,375
TOTAL SWITZERLAND		12,680,328
United Kingdom - 3.8%
Aberdeen Asset Management PLC	150,043	1,041,703
Babcock International Group PLC	45,530	797,536
BG Group PLC	100,000	1,666,603
BHP Billiton PLC	60,126	1,553,452
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Brit PLC	120,800	$ 485,042
British American Tobacco PLC (United Kingdom)	51,200	2,901,893
Bunzl PLC	44,100	1,195,768
Compass Group PLC	64,535	1,038,561
Dechra Pharmaceuticals PLC	40,300	488,667
Diageo PLC	49,154	1,449,669
ITV PLC	280,900	912,192
Lloyds Banking Group PLC (a)	1,579,100	1,950,014
London Stock Exchange Group PLC	29,045	936,235
Next PLC	8,100	835,115
Prudential PLC	78,160	1,809,875
Rolls-Royce Group PLC	112,327	1,514,783
Royal & Sun Alliance Insurance Group PLC	168,385	1,301,843
Schroders PLC	15,300	590,102
St. James's Place Capital PLC	44,200	526,765
Standard Chartered PLC (United Kingdom)	109,977	1,653,040
TOTAL UNITED KINGDOM		24,648,858
United States of America - 34.1%
Adobe Systems, Inc. (a)	169,500	11,885,340
Akorn, Inc. (a)	13,000	579,150
Alcoa, Inc.	62,000	1,039,120
Alexion Pharmaceuticals, Inc. (a)	10,000	1,913,600
American Airlines Group, Inc.	19,400	802,190
Ameriprise Financial, Inc.	92,700	11,695,959
Amgen, Inc.	46,000	7,460,280
Ashland, Inc.	2,000	216,140
Bank of America Corp.	672,800	11,545,248
Bluebird Bio, Inc. (a)	1,300	54,587
Bristol-Myers Squibb Co.	22,000	1,280,180
Broadcom Corp. Class A	3,000	125,640
Cabot Oil & Gas Corp.	295,000	9,174,500
Caterpillar, Inc.	7,000	709,870
Celgene Corp. (a)	12,000	1,285,080
Chimerix, Inc. (a)	1,600	49,664
Chipotle Mexican Grill, Inc. (a)	2,000	1,276,000
Church & Dwight Co., Inc.	14,000	1,013,740
Citigroup, Inc.	37,000	1,980,610
Comcast Corp. Class A	101,000	5,590,350
Constellation Brands, Inc. Class A (sub. vtg.) (a)	18,000	1,647,720
Cummins, Inc.	82,300	12,030,614
CVS Health Corp.	102,500	8,795,525
Common Stocks - continued
	Shares	Value
United States of America - continued
Domino's Pizza, Inc.	10,000	$ 887,900
Dr. Pepper Snapple Group, Inc.	6,000	415,500
Dynegy, Inc. (a)	69,900	2,131,950
Ecolab, Inc.	17,100	1,902,033
Enanta Pharmaceuticals, Inc. (a)	3,000	129,000
EOG Resources, Inc.	38,000	3,611,900
Facebook, Inc. Class A (a)	76,600	5,744,234
FedEx Corp.	15,500	2,594,700
Fidelity National Information Services, Inc.	5,000	291,950
Freeport-McMoRan, Inc.	5,000	142,500
Gilead Sciences, Inc. (a)	64,000	7,168,000
Global Payments, Inc.	25,000	2,012,500
Google, Inc. Class A (a)	12,400	7,041,588
Illumina, Inc. (a)	2,900	558,482
inContact, Inc. (a)	47,000	418,300
Intercept Pharmaceuticals, Inc. (a)	9,900	2,558,061
Intuit, Inc.	57,000	5,016,570
Isis Pharmaceuticals, Inc. (a)	3,700	170,422
J.B. Hunt Transport Services, Inc.	5,000	398,850
M/A-COM Technology Solutions, Inc. (a)	11,000	241,890
Marriott International, Inc. Class A	40,000	3,030,000
MasterCard, Inc. Class A	93,000	7,788,750
McGraw Hill Financial, Inc.	143,000	12,938,640
Mead Johnson Nutrition Co. Class A	1,200	119,172
Microsoft Corp.	68,000	3,192,600
Minerals Technologies, Inc.	1,000	76,710
Moody's Corp.	26,000	2,579,980
MPLX LP	37,600	2,507,168
Neurocrine Biosciences, Inc. (a)	13,000	240,760
NewMarket Corp.	2,300	892,423
NextEra Energy Partners LP	39,100	1,429,496
NiSource, Inc.	30,000	1,261,800
Norfolk Southern Corp.	5,900	652,776
Philip Morris International, Inc.	24,000	2,136,240
Phillips 66 Partners LP	29,000	2,021,010
Piedmont Office Realty Trust, Inc. Class A	22,000	427,900
Pioneer Natural Resources Co.	12,000	2,268,720
Prestige Brands Holdings, Inc. (a)	84,000	2,975,280
Procter & Gamble Co.	13,000	1,134,510
Ralph Lauren Corp.	10,500	1,730,820
Regeneron Pharmaceuticals, Inc. (a)	3,300	1,299,276
Royal Gold, Inc.	2,700	154,305
Common Stocks - continued
	Shares	Value
United States of America - continued
salesforce.com, Inc. (a)	34,300	$ 2,194,857
Southwest Airlines Co.	11,000	379,280
Spirit Airlines, Inc. (a)	24,400	1,783,884
Steel Dynamics, Inc.	139,000	3,198,390
Tableau Software, Inc. (a)	16,000	1,321,440
The Cooper Companies, Inc.	5,600	917,840
The Walt Disney Co.	23,000	2,101,740
TJX Companies, Inc.	75,700	4,793,324
Twitter, Inc.	3,000	124,410
Ultragenyx Pharma, Inc.	1,100	51,711
Union Pacific Corp.	70,800	8,244,660
United Therapeutics Corp. (a)	2,500	327,425
UnitedHealth Group, Inc.	14,000	1,330,140
VeriFone Systems, Inc. (a)	7,000	260,820
Visa, Inc. Class A	9,000	2,172,870
Wells Fargo & Co.	78,000	4,141,020
Workday, Inc. Class A (a)	600	57,288
Xcel Energy, Inc.	21,000	702,870
Zebra Technologies Corp. Class A (a)	52,000	3,835,000
TOTAL UNITED STATES OF AMERICA		224,384,742
TOTAL COMMON STOCKS (Cost $334,224,220)		376,407,463
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
Dynegy, Inc. 5.375%	2,500	251,250
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Volkswagen AG	7,400	1,576,926
United Kingdom - 0.0%
Rolls-Royce Group PLC	10,109,430	16,172
Rolls-Royce Group PLC (C Shares)	20,581,153	32,924
TOTAL UNITED KINGDOM		49,096
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,626,022
TOTAL PREFERRED STOCKS (Cost $1,527,081)		1,877,272
Nonconvertible Bonds - 9.8%
		Principal Amount (d)	Value
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	$ 558,711
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	322,675
TOTAL AUSTRALIA			881,386
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	819,035
4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,018,981
TOTAL BAILIWICK OF JERSEY			1,838,016
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	426,360
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	257,831
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	180,495	289,215
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	278,826
6.875% 3/14/26	GBP	150,000	303,903
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	213,844
TOTAL CAYMAN ISLANDS			1,085,788
France - 0.5%
Arkema SA 3.85% 4/30/20	EUR	300,000	431,660
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	353,201
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	674,323
EDF SA 4.625% 9/11/24	EUR	150,000	239,635
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,095,149
Iliad SA 4.875% 6/1/16	EUR	500,000	661,124
TOTAL FRANCE			3,455,092
Germany - 0.5%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,760,182
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	710,377
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	278,986
3.125% 7/10/23	EUR	250,000	355,277
TOTAL GERMANY			3,104,822
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	420,726
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	$ 206,722
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	786,051
TOTAL IRELAND			992,773
Italy - 0.2%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	780,545
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	387,186
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	264,308
TOTAL ITALY			1,432,039
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	447,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	225,659
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	199,144
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	465,990
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	202,357
TOTAL KOREA (SOUTH)			1,093,150
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	672,290
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	528,524
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	360,069
5% 10/2/23 (f)		450,000	484,130
Heineken NV 1.4% 10/1/17 (f)		550,000	548,698
LYB International Finance BV:
4% 7/15/23		500,000	518,380
4.875% 3/15/44		500,000	516,225
Robert Bosch Investment NL BV 1.625% 5/24/21	EUR	200,000	263,018
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	410,560
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	198,244
TOTAL NETHERLANDS			4,500,138
Norway - 0.0%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	398,686
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		$ 400,000	$ 419,220
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,596
TOTAL SINGAPORE			695,816
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	518,053
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	576,293
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	418,201
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	301,875
United Kingdom - 1.7%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	724,258
3.625% 9/8/16	EUR	400,000	532,970
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	625,702
6.75% 1/16/23 (h)	GBP	300,000	523,763
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	200,714
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	350,000	440,098
BSkyB Finance UK PLC 2.5% 9/15/26 (Reg. S)	EUR	700,000	894,670
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	490,003
Centrica PLC 5.375% 10/16/43 (f)		200,000	217,207
Channel Link Enterprises Finance PLC 3.559% 6/30/50 (h)	EUR	950,000	1,181,651
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	201,538
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	326,860
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	183,046
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	432,255
4.75% 2/4/20	EUR	450,000	664,882
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	686,013
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	191,667
1.875% 5/12/16	EUR	300,000	383,577
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	648,428
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	479,968
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	412,197
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Tesco PLC 5.875% 9/12/16	EUR	100,000	$ 135,734
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	238,587
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	275,284
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	293,688
TOTAL UNITED KINGDOM			11,384,760
United States of America - 4.6%
AbbVie, Inc. 1.75% 11/6/17		400,000	401,127
Altria Group, Inc.:
2.85% 8/9/22		500,000	484,347
9.25% 8/6/19		134,000	174,437
American Express Co. 1.55% 5/22/18		550,000	542,613
American International Group, Inc. 5% 4/26/23	GBP	200,000	356,978
Anadarko Petroleum Corp. 3.45% 7/15/24		900,000	886,801
AutoZone, Inc. 3.125% 7/15/23		400,000	389,257
Bank of America Corp. 4.2% 8/26/24		950,000	956,393
Bayer U.S. Finance LLC 3.375% 10/8/24 (f)		550,000	551,360
Burlington Northern Santa Fe LLC 3.4% 9/1/24		550,000	552,229
Chevron Corp.:
2.427% 6/24/20		200,000	202,479
3.191% 6/24/23		300,000	305,890
Cigna Corp. 4% 2/15/22		200,000	210,186
Citigroup, Inc.:
2.125% 9/10/26 (Reg. S)	EUR	950,000	1,200,695
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,450,890
4.5% 1/14/22		150,000	162,680
Comcast Corp.:
3.6% 3/1/24		350,000	361,770
4.75% 3/1/44		350,000	376,060
Discovery Communications LLC 3.25% 4/1/23		500,000	488,804
Frontier Oil Corp. 6.875% 11/15/18		250,000	258,430
General Electric Capital Corp. 4.65% 10/17/21		250,000	279,482
General Electric Co.:
4.5% 3/11/44		650,000	692,908
5.25% 12/6/17		550,000	611,905
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	252,375
Goldman Sachs Group, Inc. 3.85% 7/8/24		650,000	656,387
Illinois Tool Works, Inc. 3% 5/19/34	EUR	600,000	820,524
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,469,014
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19		900,000	903,691
3.5% 3/10/25		950,000	945,454
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Metropolitan Life Global Funding I 3% 1/10/23 (f)		$ 350,000	$ 348,348
Morgan Stanley:
2.375% 7/23/19		4,200,000	4,175,111
4.35% 9/8/26		950,000	952,109
NBCUniversal, Inc. 4.375% 4/1/21		500,000	549,096
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	133,202
2.875% 5/30/24	EUR	150,000	208,440
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24		550,000	546,511
8.75% 5/1/19		100,000	126,681
Prologis LP:
3% 1/18/22	EUR	300,000	409,235
3% 6/2/26	EUR	250,000	333,438
3.375% 2/20/24	EUR	450,000	625,892
Qwest Corp. 6.75% 12/1/21		650,000	747,700
Reynolds American, Inc.:
1.05% 10/30/15		200,000	200,390
3.25% 11/1/22		200,000	195,241
Roche Holdings, Inc. 6% 3/1/19 (f)		89,000	102,834
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	449,374
2.45% 1/15/17 (f)		400,000	408,837
3.75% 1/15/22 (f)		200,000	206,488
Verizon Communications, Inc. 5.15% 9/15/23		350,000	391,809
Viacom, Inc. 4.25% 9/1/23		250,000	257,696
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	621,401
Walt Disney Co.:
0.45% 12/1/15		350,000	349,883
2.35% 12/1/22		150,000	145,364
Wells Fargo & Co. 3.676% 6/15/16		450,000	470,372
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	152,542
TOTAL UNITED STATES OF AMERICA			30,053,160
TOTAL NONCONVERTIBLE BONDS (Cost $62,920,684)			64,281,965
Government Obligations - 24.4%

Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		400,000	414,000
Government Obligations - continued
		Principal Amount (d)	Value
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	$ 5,135,389
France - 1.3%
French Government OAT 3.25% 5/25/45	EUR	5,650,000	8,581,023
Germany - 3.2%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	3,097,230	4,076,905
0.25% 4/13/18	EUR	2,050,000	2,591,539
0.5% 10/13/17	EUR	150,000	190,899
1.5% 5/15/24	EUR	1,950,000	2,598,814
1.75% 2/15/24	EUR	850,000	1,158,530
3% 7/4/20	EUR	6,350,000	9,207,626
4.25% 7/4/17	EUR	950,000	1,326,387
TOTAL GERMANY			21,150,700
Italy - 3.6%
Buoni Poliennali del Tesoro:
2.5% 5/1/19	EUR	2,200,000	2,922,677
4.5% 3/1/24	EUR	3,500,000	5,204,106
5.5% 11/1/22	EUR	5,250,000	8,239,981
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	5,502,970	7,134,852
TOTAL ITALY			23,501,616
Japan - 10.1%
Japan Government:
0.1% 2/15/16	JPY	1,680,000,000	14,971,212
0.3% 6/20/15	JPY	1,350,000,000	12,041,483
1.3% 3/20/20	JPY	550,000,000	5,199,036
1.3% 6/20/20	JPY	781,000,000	7,400,682
1.3% 3/20/21	JPY	802,750,000	7,651,149
1.7% 9/20/32	JPY	1,014,450,000	9,862,775
2% 9/20/40	JPY	981,000,000	9,622,289
TOTAL JAPAN			66,748,626
Netherlands - 0.2%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	800,000	1,079,453
Government Obligations - continued
		Principal Amount (d)	Value
Spain - 1.7%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	$ 8,678,991
5.5% 4/30/21	EUR	1,400,000	2,207,469
TOTAL SPAIN			10,886,460
United Arab Emirates - 0.1%
Sharjah Government 3.764% 9/17/24 (Reg. S)		800,000	826,000
United Kingdom - 1.0%
United Kingdom, Great Britain and Northern Ireland:
2.75% 1/22/15	GBP	1,500,000	2,411,553
3.25% 1/22/44	GBP	1,150,000	1,940,100
4% 3/7/22	GBP	1,250,000	2,287,431
5% 3/7/25	GBP	100,000	200,532
TOTAL UNITED KINGDOM			6,839,616
United States of America - 2.3%
U.S. Treasury Bonds:
2.75% 8/15/42		650,000	612,168
2.75% 11/15/42		900,000	846,281
3.625% 2/15/44		450,000	499,500
U.S. Treasury Notes:
0.125% 12/31/14		500,000	500,000
0.625% 9/30/17		1,100,000	1,090,289
1% 3/31/17		350,000	352,488
1.375% 9/30/18		2,300,000	2,303,054
1.75% 5/15/23		4,200,000	4,043,155
2.125% 6/30/21		950,000	956,605
2.75% 11/15/23		4,000,000	4,159,376
TOTAL UNITED STATES OF AMERICA			15,362,916
TOTAL GOVERNMENT OBLIGATIONS (Cost $169,355,657)			160,525,799
Asset-Backed Securities - 0.1%

Bavarian Sky SA 0.246% 6/20/20 (h) (Cost $431,674)	EUR	333,584	418,048
Collateralized Mortgage Obligations - 0.0%
		Principal Amount (d)	Value
Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.186% 12/20/54 (h) (Cost $128,792)	EUR	103,609	$ 129,201
Commercial Mortgage Securities - 0.0%

United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0828% 4/19/21 (h) (Cost $181,808)	GBP	119,253	188,194
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $997,857)		1,000,000	1,022,714
Fixed-Income Funds - 1.9%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	460,376	4,668,216
Fidelity High Income Central Fund 1 (i)	79,269	8,142,502
TOTAL FIXED-INCOME FUNDS (Cost $12,640,841)		12,810,718
Preferred Securities - 0.5%
		Principal Amount (d)
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	250,000	612,279
France - 0.0%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (h)		350,000	399,753
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h)		550,000	617,315
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	1,090,782
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	803,779
TOTAL PREFERRED SECURITIES (Cost $3,516,578)			3,523,908
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	35,075,324	$ 35,075,324
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	820,035	820,035
TOTAL MONEY MARKET FUNDS (Cost $35,895,359)		35,895,359
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $621,820,551)		657,080,641
NET OTHER ASSETS (LIABILITIES) - 0.1%		895,661
NET ASSETS - 100%		$ 657,976,302
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,877,678 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,210
Fidelity Emerging Markets Debt Central Fund	352,088
Fidelity High Income Central Fund 1	89,690
Fidelity Securities Lending Cash Central Fund	60,481
Total	$ 542,469
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 8,414,154	$ 5,988,115	$ 4,668,216	4.1%
Fidelity High Income Central Fund 1	-	12,070,416	4,088,706	8,142,502	1.2%
Total	$ 2,220,595	$ 20,484,570	$ 10,076,821	$ 12,810,718
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 38,011,212	$ 33,674,499	$ 4,336,713	$ -
Consumer Staples	28,526,322	18,195,138	10,331,184	-
Energy	30,663,777	24,290,850	6,372,927	-
Financials	82,847,677	67,334,245	15,513,432	-
Health Care	59,843,924	49,580,173	10,263,751	-
Industrials	47,430,985	43,017,666	4,413,319	-
Information Technology	61,694,697	58,852,376	2,842,321	-
Materials	17,066,171	10,167,579	6,898,592	-
Telecommunication Services	3,490,315	2,395,135	1,095,180	-
Utilities	8,709,655	8,339,709	369,946	-
Corporate Bonds	64,281,965	-	64,281,965	-
Government Obligations	160,525,799	-	160,525,799	-
Asset-Backed Securities	418,048	-	418,048	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Collateralized Mortgage Obligations	$ 129,201	$ -	$ 129,201	$ -
Commercial Mortgage Securities	188,194	-	188,194	-
Supranational Obligations	1,022,714	-	1,022,714	-
Fixed-Income Funds	12,810,718	12,810,718	-	-
Preferred Securities	3,523,908	-	3,523,908	-
Money Market Funds	35,895,359	35,895,359	-	-
Total Investments in Securities:	$ 657,080,641	$ 364,553,447	$ 292,527,194	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,032,271
Level 2 to Level 1	$ 0
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.3%
AAA,AA,A	20.2%
BBB	10.7%
BB	0.6%
B	0.6%
CCC,CC,C	0.6%
Not Rated	1.9%
Equities	57.5%
Short-Term Investments and Net Other Assets	5.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $787,094) - See accompanying schedule: Unaffiliated issuers (cost $573,284,351)	$ 608,374,564
Fidelity Central Funds (cost $48,536,200)	48,706,077
Total Investments (cost $621,820,551)		$ 657,080,641
Foreign currency held at value (cost $388,336)		388,297
Receivable for investments sold		14,974,126
Receivable for fund shares sold		594,652
Dividends receivable		406,973
Interest receivable		1,702,786
Distributions receivable from Fidelity Central Funds		10,035
Prepaid expenses		2,400
Other receivables		17,347
Total assets		675,177,257

Liabilities
Payable to custodian bank	$ 2,668,201
Payable for investments purchased	11,342,546
Payable for fund shares redeemed	1,665,654
Accrued management fee	382,208
Distribution and service plan fees payable	43,123
Other affiliated payables	133,164
Other payables and accrued expenses	146,024
Collateral on securities loaned, at value	820,035
Total liabilities		17,200,955

Net Assets		$ 657,976,302
Net Assets consist of:
Paid in capital		$ 580,152,838
Undistributed net investment income		1,461,867
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,185,466
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,176,131
Net Assets		$ 657,976,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,047,652 ÷ 1,908,341 shares)	$ 24.65

Maximum offering price per share (100/94.25 of $24.65)	$ 26.15
Class T: Net Asset Value and redemption price per share ($17,661,768 ÷ 720,290 shares)	$ 24.52

Maximum offering price per share (100/96.50 of $24.52)	$ 25.41
Class B: Net Asset Value and offering price per share ($2,025,053 ÷ 82,909 shares)A	$ 24.43

Class C: Net Asset Value and offering price per share ($29,808,856 ÷ 1,233,504 shares)A	$ 24.17

Global Balanced: Net Asset Value, offering price and redemption price per share ($554,896,390 ÷ 22,310,597 shares)	$ 24.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,536,583 ÷ 263,524 shares)	$ 24.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 7,688,383
Interest		4,770,994
Income from Fidelity Central Funds		542,469
Income before foreign taxes withheld		13,001,846
Less foreign taxes withheld		(438,036)
Total income		12,563,810

Expenses
Management fee	$ 4,739,670
Transfer agent fees	1,260,574
Distribution and service plan fees	498,769
Accounting and security lending fees	333,020
Custodian fees and expenses	240,782
Independent trustees' compensation	2,834
Registration fees	111,849
Audit	78,817
Legal	2,482
Miscellaneous	4,728
Total expenses before reductions	7,273,525
Expense reductions	(29,233)	7,244,292
Net investment income (loss)		5,319,518
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,922,157
Fidelity Central Funds	60,953
Foreign currency transactions	(429,613)
Capital gain distributions from Fidelity Central Funds	43,047
Capital gains distributions from Fidelity Central Funds
Total net realized gain (loss)		45,596,544
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,065,000)
Assets and liabilities in foreign currencies	(85,825)
Total change in net unrealized appreciation (depreciation)		(33,150,825)
Net gain (loss)		12,445,719
Net increase (decrease) in net assets resulting from operations		$ 17,765,237

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,319,518	$ 4,288,113
Net realized gain (loss)	45,596,544	53,592,993
Change in net unrealized appreciation (depreciation)	(33,150,825)	17,977,544
Net increase (decrease) in net assets resulting from operations	17,765,237	75,858,650
Distributions to shareholders from net investment income	(3,503,737)	(6,429,111)
Distributions to shareholders from net realized gain	(49,182,400)	(6,490,956)
Total distributions	(52,686,137)	(12,920,067)
Share transactions - net increase (decrease)	72,348,120	30,275,272
Redemption fees	10,838	9,441
Total increase (decrease) in net assets	37,438,058	93,223,296

Net Assets
Beginning of period	620,538,244	527,314,948
End of period (including undistributed net investment income of $1,461,867 and undistributed net investment income of $3,283,391, respectively)	$ 657,976,302	$ 620,538,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Income from Investment Operations
Net investment income (loss) C	.15	.13	.27	.22	.17
Net realized and unrealized gain (loss)	.49	3.13	1.41	.22	2.43
Total from investment operations	.64	3.26	1.68	.44	2.60
Distributions from net investment income	(.10)	(.24)	(.19)	(.17)	(.23)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.17)	(.53)	(.28)	(.27) H	(.31)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.65	$ 26.18	$ 23.45	$ 22.05	$ 21.88
Total Return A, B	2.69%	14.19%	7.74%	2.04%	13.40%
Ratios to Average Net Assets D, F
Expenses before reductions	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of fee waivers, if any	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of all reductions	1.27%	1.29%	1.32%	1.35%	1.41%
Net investment income (loss)	.58%	.55%	1.18%	.98%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,048	$ 38,972	$ 26,714	$ 20,831	$ 11,096
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Income from Investment Operations
Net investment income (loss) C	.08	.07	.21	.17	.13
Net realized and unrealized gain (loss)	.49	3.12	1.41	.22	2.42
Total from investment operations	.57	3.19	1.62	.39	2.55
Distributions from net investment income	(.02)	(.18)	(.17)	(.13)	(.23)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.09)	(.47)	(.26)	(.24)	(.30) H
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.52	$ 26.04	$ 23.32	$ 21.96	$ 21.81
Total Return A, B	2.40%	13.94%	7.46%	1.80%	13.17%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of fee waivers, if any	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of all reductions	1.55%	1.55%	1.57%	1.58%	1.60%
Net investment income (loss)	.31%	.28%	.94%	.75%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,662	$ 14,650	$ 13,654	$ 10,357	$ 5,345
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Income from Investment Operations
Net investment income (loss) C	(.05)	(.06)	.09	.04	.02
Net realized and unrealized gain (loss)	.49	3.11	1.41	.23	2.41
Total from investment operations	.44	3.05	1.50	.27	2.43
Distributions from net investment income	-	(.04)	-	(.04)	(.16)
Distributions from net realized gain	(1.95)	(.29)	(.08)	(.11)	(.08)
Total distributions	(1.95)	(.33)	(.08)	(.15)	(.23) H
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.43	$ 25.94	$ 23.22	$ 21.80	$ 21.68
Total Return A, B	1.90%	13.30%	6.92%	1.24%	12.58%
Ratios to Average Net Assets D, F
Expenses before reductions	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of fee waivers, if any	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of all reductions	2.07%	2.08%	2.11%	2.13%	2.16%
Net investment income (loss)	(.21)%	(.24)%	.39%	.20%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,025	$ 2,325	$ 2,426	$ 2,392	$ 2,199
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Income from Investment Operations
Net investment income (loss) C	(.05)	(.06)	.09	.05	.03
Net realized and unrealized gain (loss)	.49	3.08	1.41	.22	2.40
Total from investment operations	.44	3.02	1.50	.27	2.43
Distributions from net investment income	-	(.06)	(.05)	(.08)	(.20)
Distributions from net realized gain	(2.03)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.03)	(.35)	(.14)	(.19)	(.27) H
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.17	$ 25.76	$ 23.09	$ 21.73	$ 21.65
Total Return A, B	1.89%	13.27%	6.94%	1.24%	12.58%
Ratios to Average Net Assets D, F
Expenses before reductions	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of fee waivers, if any	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of all reductions	2.07%	2.10%	2.12%	2.11%	2.10%
Net investment income (loss)	(.22)%	(.26)%	.39%	.21%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,809	$ 20,997	$ 13,797	$ 9,598	$ 5,463
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Income from Investment Operations
Net investment income (loss) B	.22	.21	.33	.29	.24
Net realized and unrealized gain (loss)	.50	3.14	1.44	.22	2.43
Total from investment operations	.72	3.35	1.77	.51	2.67
Distributions from net investment income	(.16)	(.30)	(.24)	(.21)	(.23)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.23)	(.59)	(.33)	(.32)	(.30) G
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 24.87	$ 26.38	$ 23.62	$ 22.18	$ 21.99
Total Return A	3.00%	14.52%	8.11%	2.34%	13.76%
Ratios to Average Net Assets C, E
Expenses before reductions	.99%	1.02%	1.03%	1.05%	1.11%
Expenses net of fee waivers, if any	.99%	1.02%	1.03%	1.05%	1.10%
Expenses net of all reductions	.99%	1.00%	1.02%	1.04%	1.08%
Net investment income (loss)	.87%	.84%	1.48%	1.29%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554,896	$ 540,412	$ 468,758	$ 520,753	$ 542,319
Portfolio turnover rate D	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Income from Investment Operations
Net investment income (loss) B	.21	.20	.33	.28	.23
Net realized and unrealized gain (loss)	.49	3.14	1.43	.21	2.44
Total from investment operations	.70	3.34	1.76	.49	2.67
Distributions from net investment income	(.17)	(.30)	(.25)	(.21)	(.25)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.23) H	(.59)	(.34)	(.32)	(.32) G
Redemption fees added to paid in capital D, F	-	-	-	-	-
Net asset value, end of period	$ 24.80	$ 26.33	$ 23.58	$ 22.16	$ 21.99
Total Return A	2.95%	14.50%	8.10%	2.25%	13.75%
Ratios to Average Net Assets C, E
Expenses before reductions	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of fee waivers, if any	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of all reductions	1.02%	1.01%	1.03%	1.10%	1.12%
Net investment income (loss)	.84%	.83%	1.48%	1.23%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,537	$ 3,183	$ 1,966	$ 1,149	$ 541
Portfolio turnover rate D	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from <less than><.xx%><to .xx%>.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

H Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

Annual Report

2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices***	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Repurchase Agreements Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Repurchase Agreements Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 51,433,352
Gross unrealized depreciation	(18,609,544)
Net unrealized appreciation (depreciation) on securities	$ 32,823,808

Tax Cost	$ 624,256,833

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,508,790
Undistributed long-term capital gain	$ 31,576,408
Net unrealized appreciation (depreciation) on securities and other investments	$ 32,739,849

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 21,456,954	$ 6,429,111
Long-term Capital Gains	31,229,183	6,490,956
Total	$ 52,686,137	$ 12,920,067

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds , other than short-term securities and U.S. government securities, aggregated $984,739,517 and $945,844,258, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,405	$ 8,625
Class T	.25%	.25%	83,094	-
Class B	.75%	.25%	22,547	16,937
Class C	.75%	.25%	280,723	78,150
			$ 498,769	$ 103,712

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36,890
Class T	8,086
Class B*	2,310
Class C*	7,404
$ 54,690

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 96,207.21
Class T	39,416.24
Class B	5,717.25
Class C	74,755.27
Global Balanced	1,033,340.18
Institutional Class	11,139.21
	$ 1,260,574

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,439 for the period.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,195.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,080 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $60,481. During the period, there were no securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,834 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,399.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 152,819	$ 270,108
Class T	11,268	106,614
Class B	-	3,936
Class C	-	36,163
Global Balanced	3,316,756	5,986,097
Institutional Class	22,894	26,193
Total	$ 3,503,737	$ 6,429,111
From net realized gain
Class A	$ 3,093,845	$ 326,381
Class T	1,163,373	170,817
Class B	180,282	29,264
Class C	1,920,811	171,922
Global Balanced	42,540,993	5,767,336
Institutional Class	283,096	25,236
Total	$ 49,182,400	$ 6,490,956

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	636,858	565,083	$ 15,926,414	$ 13,868,960
Reinvestment of distributions	126,868	24,168	3,032,156	560,464
Shares redeemed	(343,862)	(239,996)	(8,612,014)	(5,807,510)
Net increase (decrease)	419,864	349,255	$ 10,346,556	$ 8,621,914

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class T
Shares sold	243,034	156,543	$ 6,062,322	$ 3,830,990
Reinvestment of distributions	45,887	10,034	1,093,477	231,879
Shares redeemed	(131,285)	(189,350)	(3,273,584)	(4,594,877)
Net increase (decrease)	157,636	(22,773)	$ 3,882,215	$ (532,008)
Class B
Shares sold	9,864	17,632	$ 248,678	$ 435,293
Reinvestment of distributions	6,875	1,278	163,899	29,567
Shares redeemed	(23,467)	(33,759)	(580,083)	(816,718)
Net increase (decrease)	(6,728)	(14,849)	$ (167,506)	$ (351,858)
Class C
Shares sold	684,092	360,308	$ 16,931,953	$ 8,706,313
Reinvestment of distributions	75,134	7,987	1,772,408	183,549
Shares redeemed	(340,818)	(150,800)	(8,322,676)	(3,607,930)
Net increase (decrease)	418,408	217,495	$ 10,381,685	$ 5,281,932
Global Balanced
Shares sold	5,401,197	4,785,470	$ 136,284,595	$ 117,973,727
Reinvestment of distributions	1,818,963	477,782	43,746,063	11,137,090
Shares redeemed	(5,392,045)	(4,627,249)	(135,719,200)	(112,781,328)
Net increase (decrease)	1,828,115	636,003	$ 44,311,458	$ 16,329,489
Institutional Class
Shares sold	174,398	58,246	$ 4,401,096	$ 1,432,050
Reinvestment of distributions	11,057	1,992	265,261	46,340
Shares redeemed	(42,801)	(22,761)	(1,072,645)	(552,587)
Net increase (decrease)	142,654	37,477	$ 3,593,712	$ 925,803

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversee 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Informaion (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturing) (2003-present), K12 Inc. (for-profit education and curriculum) (2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2005-2011) and as governor of Michigan (1991-2003).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/15/14	12/12/14	$0.0110	$1.6970
Class T	12/15/14	12/12/14	$0.0000	$1.6470
Class B	12/15/14	12/12/14	$0.0000	$1.4800
Class C	12/15/14	12/12/14	$0.0000	$1.5210

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014 $31,606,755, or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 1%; Class T designates 1%; Class B designates 1%; and Class C designates 1% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 21%; Class T designates 23%; Class B designates 28%; and Class C designates 25% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	12/16/2013	$0.1913	$0.0090
Class T	12/16/2013	$0.1732	$0.0090
Class B	12/16/2013	$0.1443	$0.0090
Class C	12/16/2013	$0.1606	$0.0090

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Global Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2013 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class A, Class T, Class B, Class C, and Institutional Class was above median primarily due to higher transfer agent fees due to smaller average account sizes than other Fidelity funds. Additionally, the Board considered that this fund has higher expenses because of the fund's small size and its global focus, which results in higher pricing and bookkeeping and custodian fees than domestic funds. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AGBL-UANN-1214
1.883463.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Institutional Class

Annual Report

October 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Balanced Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.95%	8.19%	7.49%

A The initial offering of Institutional Class shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Institutional Class on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI World Index performed over the same period. The initial offering of Institutional Class took place on February 19, 2009. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by investors' risk-taking and subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. Turning to bonds, late-period strength in the U.S. dollar took its toll on performance: The Barclays® Global Aggregate GDP Weighted Index gained 1.09% for the year, lagging the 4.14% return of the Barclays® U.S. Aggregate Bond Index. Global corporate debt (+3%) fared relatively better, but still lagged the broad U.S. bond market.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity Advisor® Global Balanced Fund: For the year, the fund's Institutional Class shares gained 2.95%, versus 4.90% for the Fidelity Global Balanced Composite IndexSM. Both security selection and asset allocation detracted versus the Composite benchmark, with selection having a somewhat greater negative impact, mainly due to weak stock picks in the United States. Within U.S. equities, our subportfolio's performance was hurt by the rotation away high-growth stocks and industry groups that occurred in March and April, and was unable to make up that ground during the balance of the period. For the period as a whole, poor stock picking in energy was the primary culprit, followed by adverse selection in materials. Stock choices in Europe also detracted from performance. Although security selection in Asia ex Japan equities helped versus the benchmark, our roughly equal weighting in this asset class - which lagged the fund's Composite benchmark - negated this positive outcome. Elsewhere, stock choices in Canada and Japan aided relative performance. Lastly, an average underweighting in U.S. equities moderately detracted versus the benchmark. We shifted to a modest overweighting in U.S. stocks by period end, moved to an underweighting in Japanese equities and slightly increased the fund's high-yield bond allocation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.27%
Actual		$ 1,000.00	$ 986.00	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 989.90	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.06%
Actual		$ 1,000.00	$ 987.50	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.82	$ 10.46
Class C	2.07%
Actual		$ 1,000.00	$ 987.30	$ 10.37
HypotheticalA		$ 1,000.00	$ 1,014.77	$ 10.51
Global Balanced	.99%
Actual		$ 1,000.00	$ 992.80	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Institutional Class	1.02%
Actual		$ 1,000.00	$ 992.40	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed Income Central Funds.
Geographic Diversification (% of fund's net assets)
As of October 31, 2014
United States of America* 47.4%
Japan 12.2%
United Kingdom 6.6%
Germany 5.7%
Italy 3.9%
France 3.5%
Canada 3.2%
Switzerland 2.2%
Spain 2.2%
Other 13.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
United States of America* 41.4%
Japan 15.1%
United Kingdom 8.5%
Germany 8.2%
Canada 3.9%
Italy 3.1%
France 3.1%
Switzerland 3.1%
Netherlands 2.4%
Other 11.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	57.5	55.6
Bonds	36.3	36.3
Other Investments	0.6	0.3
Short-Term Investments and Net Other Assets (Liabilities)	5.6	7.8
Top Five Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America)	2.0	1.5
Cummins, Inc. (United States of America)	1.8	1.5
Adobe Systems, Inc. (United States of America)	1.8	1.3
Ameriprise Financial, Inc. (United States of America)	1.8	1.0
Bank of America Corp. (United States of America)	1.8	0.0
	9.2
Top Five Bond Issuers as of October 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.3	7.9
German Federal Republic	3.2	4.4
Buoni Poliennali del Tesoro	2.5	2.0
U.S. Treasury Obligations	2.2	3.3
Spanish Kingdom	1.7	1.6
	17.9
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	15.7
Information Technology	9.5	6.5
Health Care	9.4	7.0
Industrials	8.2	9.1
Consumer Discretionary	7.2	8.2
Energy	5.4	7.3
Consumer Staples	5.1	5.0
Materials	3.0	3.3
Utilities	1.6	1.6
Telecommunication Services	1.1	1.4

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 57.2%
	Shares	Value
Australia - 1.6%
Ainsworth Game Technology Ltd.	78,044	$ 209,385
AMP Ltd.	119,140	614,408
Asciano Ltd.	47,385	262,108
Australia & New Zealand Banking Group Ltd.	21,362	632,114
BHP Billiton Ltd.	32,570	974,392
Cabcharge Australia Ltd.	63,606	277,383
Carsales.com Ltd.	19,020	179,480
Coca-Cola Amatil Ltd.	19,087	154,020
Commonwealth Bank of Australia	20,059	1,426,385
Computershare Ltd.	42,530	461,564
CSL Ltd.	11,185	789,694
Hotel Property Investments unit	33,652	71,475
John Fairfax Holdings Ltd.	304,506	218,870
Leighton Holdings Ltd.	13,111	255,257
Lend Lease Group unit	30,656	427,560
Macquarie CountryWide Trust	38,383	137,638
Macquarie Group Ltd.	8,997	486,234
Myer Holdings Ltd.	110,821	188,200
Pact Group Holdings Ltd.	60,123	201,965
Qantas Airways Ltd. (a)	174,626	260,911
QBE Insurance Group Ltd.	43,894	445,871
Sims Metal Management Ltd.	46,072	459,954
Suncorp Group Ltd.	40,580	528,037
Sunland Group Ltd.	69,057	103,244
Super Cheap Auto Group Ltd.	22,957	148,964
Sydney Airport unit	120,947	470,210
TOTAL AUSTRALIA		10,385,323
Austria - 0.3%
Andritz AG	21,700	1,047,488
Erste Group Bank AG	45,700	1,163,132
TOTAL AUSTRIA		2,210,620
Bailiwick of Jersey - 0.4%
Randgold Resources Ltd.	1,400	81,940
Shire PLC	41,800	2,804,652
TOTAL BAILIWICK OF JERSEY		2,886,592
Belgium - 0.7%
Anheuser-Busch InBev SA NV	19,500	2,162,441
Common Stocks - continued
	Shares	Value
Belgium - continued
Arseus NV	21,000	$ 839,485
KBC Groupe SA (a)	24,078	1,289,911
TOTAL BELGIUM		4,291,837
Bermuda - 0.1%
Biosensors International Group Ltd. (a)	324,000	157,579
DVN Holdings Ltd. (a)	904,000	171,321
Hankore Environment Tech Group L (a)	176,300	118,907
Invesco Ltd.	6,000	242,820
Nine Dragons Paper (Holdings) Ltd.	214,000	165,869
TOTAL BERMUDA		856,496
Canada - 2.3%
Agnico Eagle Mines Ltd. (Canada)	5,200	122,543
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	9,000	305,443
Allied Properties (REIT)	2,900	91,525
ARC Resources Ltd.	8,300	195,745
Avigilon Corp. (a)	5,400	74,696
B2Gold Corp. (a)	21,000	35,030
Bank of Montreal	1,000	72,517
Bank of Nova Scotia	4,800	293,950
Bombardier, Inc. Class B (sub. vtg.)	17,700	58,265
Canadian National Railway Co.	10,400	733,227
Canadian Natural Resources Ltd.	7,100	247,765
CCL Industries, Inc. Class B	1,800	181,972
CGI Group, Inc. Class A (sub. vtg.) (a)	5,800	199,106
Constellation Software, Inc.	600	169,025
Eldorado Gold Corp.	20,000	109,312
Enbridge, Inc.	13,300	629,332
Fairfax Financial Holdings Ltd. (sub. vtg.)	600	274,130
George Weston Ltd.	2,700	220,590
Gildan Activewear, Inc.	2,600	154,886
Gluskin Sheff + Associates, Inc.	2,900	75,752
Imperial Oil Ltd.	9,300	447,486
Intact Financial Corp.	4,350	291,673
Jean Coutu Group, Inc. Class A (sub. vtg.)	10,000	229,271
Keyera Corp.	3,323	264,354
Labrador Iron Ore Royalty Corp.	3,100	53,911
Lundin Mining Corp. (a)	18,200	81,226
Manulife Financial Corp.	31,500	597,831
Metro, Inc. Class A (sub. vtg.)	1,300	91,354
National Bank of Canada	9,500	444,044
Common Stocks - continued
	Shares	Value
Canada - continued
North West Co., Inc.	3,700	$ 76,492
Open Text Corp.	2,900	160,175
Painted Pony Petroleum Ltd. (a)	5,300	50,223
Parkland Fuel Corp.	5,500	107,604
Pason Systems, Inc.	5,400	129,221
Peyto Exploration & Development Corp.	3,200	90,317
Potash Corp. of Saskatchewan, Inc. (e)	4,300	146,773
Power Corp. of Canada (sub. vtg.)	9,100	240,126
PrairieSky Royalty Ltd.	900	27,710
Quebecor, Inc. Class B (sub. vtg.)	2,400	61,605
Rogers Communications, Inc. Class B (non-vtg.) (e)	9,550	359,105
RONA, Inc.	6,500	79,300
Royal Bank of Canada	15,700	1,114,553
ShawCor Ltd. Class A	1,000	44,053
Spartan Energy Corp. (a)	27,300	74,121
Stantec, Inc.	2,600	164,736
Stella-Jones, Inc.	3,100	90,025
Suncor Energy, Inc.	51,972	1,845,454
Tahoe Resources, Inc. (a)	4,500	77,978
TELUS Corp.	12,800	458,713
TELUS Corp.	6,000	215,022
The Toronto-Dominion Bank	21,700	1,068,009
Torex Gold Resources, Inc. (a)	31,600	33,645
TransForce, Inc.	6,200	151,610
Valeant Pharmaceuticals International (Canada) (a)	2,900	385,449
Vermilion Energy, Inc.	2,700	153,225
West Fraser Timber Co. Ltd.	4,000	209,858
WestJet Airlines Ltd.	5,000	141,476
Whitecap Resources, Inc.	10,500	135,926
Winpak Ltd.	1,900	50,153
ZCL Composites, Inc.	24,400	146,783
TOTAL CANADA		14,835,401
Cayman Islands - 0.3%
21Vianet Group, Inc. ADR (a)	5,533	115,750
Alibaba Group Holding Ltd. sponsored ADR	10,000	986,000
Mindray Medical International Ltd. sponsored ADR	4,000	116,560
New Oriental Education & Technology Group, Inc. sponsored ADR	13,400	289,440
Tencent Holdings Ltd.	23,200	372,877
Uni-President China Holdings Ltd.	341,000	316,847
TOTAL CAYMAN ISLANDS		2,197,474
Common Stocks - continued
	Shares	Value
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	35,000	$ 286,116
Denmark - 0.7%
Carlsberg A/S Series B	11,800	1,039,044
ISS Holdings A/S (a)	36,500	1,017,661
Novo Nordisk A/S Series B	45,700	2,065,764
Vestas Wind Systems A/S (a)	11,200	374,873
TOTAL DENMARK		4,497,342
Finland - 0.3%
Amer Group PLC (A Shares)	24,600	470,736
Kesko Oyj	13,300	503,674
Sampo Oyj (A Shares)	17,329	828,893
TOTAL FINLAND		1,803,303
France - 1.7%
Atos Origin SA	8,627	595,574
bioMerieux SA	16,800	1,772,235
Bollore Group (e)	1,000	473,691
Christian Dior SA	8,405	1,486,694
GDF Suez	56,350	1,366,753
Kering SA	3,300	636,644
Publicis Groupe SA (a)	18,124	1,255,297
Rexel SA	54,400	913,837
Total SA	48,200	2,877,699
TOTAL FRANCE		11,378,424
Germany - 1.7%
adidas AG	9,100	661,983
Bayer AG	16,700	2,374,237
Brenntag AG	21,800	1,054,501
CompuGroup Medical AG	20,100	460,946
Continental AG	6,500	1,275,989
Deutsche Post AG	28,918	907,958
Deutsche Wohnen AG (Bearer)	33,590	756,838
Fresenius SE & Co. KGaA	28,300	1,455,803
GEA Group AG	26,532	1,220,056
HeidelbergCement Finance AG	9,766	664,782
MLP AG	69,489	352,675
TOTAL GERMANY		11,185,768
Hong Kong - 0.4%
AIA Group Ltd.	142,000	792,420
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Champion (REIT)	585,000	$ 258,000
Cheung Kong Holdings Ltd.	19,000	337,293
Lenovo Group Ltd.	148,000	218,153
Power Assets Holdings Ltd.	26,000	251,039
Techtronic Industries Co. Ltd.	146,500	458,633
Wharf Holdings Ltd.	37,000	273,657
TOTAL HONG KONG		2,589,195
Ireland - 1.7%
Actavis PLC (a)	12,200	2,961,428
Alkermes PLC (a)	43,400	2,193,870
CRH PLC	38,400	851,844
DCC PLC (United Kingdom)	13,000	726,616
Greencore Group PLC	111,221	466,863
James Hardie Industries PLC CDI	32,487	346,527
Mallinckrodt PLC (a)	25,000	2,304,500
Perrigo Co. PLC	3,000	484,350
Ryanair Holdings PLC sponsored ADR (a)	11,000	610,940
United Drug PLC (United Kingdom)	92,000	484,492
TOTAL IRELAND		11,431,430
Israel - 0.1%
Sarine Technologies Ltd.	279,500	648,187
Italy - 0.1%
World Duty Free SpA (a)	104,757	886,771
Japan - 1.9%
AEON Financial Service Co. Ltd.	12,300	257,053
AEON Mall Co. Ltd.	16,980	311,681
Artnature, Inc.	4,200	56,799
Asahi Kasei Corp.	22,000	180,537
Bridgestone Corp.	4,900	163,747
Dai-ichi Mutual Life Insurance Co.	15,800	239,113
Daikin Industries Ltd.	5,300	331,293
Don Quijote Holdings Co. Ltd.	4,500	269,622
Fuji Heavy Industries Ltd.	6,700	222,997
Furukawa Electric Co. Ltd.	44,000	77,656
Hitachi Metals Ltd.	19,000	320,773
Hoya Corp.	13,300	470,645
INPEX Corp.	9,500	121,509
Itochu Corp.	17,800	215,176
JAFCO Co. Ltd.	5,600	218,009
KDDI Corp.	6,700	439,985
Common Stocks - continued
	Shares	Value
Japan - continued
Makita Corp.	3,900	$ 218,396
Mitsubishi Electric Corp.	39,000	502,858
Mitsubishi Heavy Industries Ltd.	64,000	399,234
Mitsui & Co. Ltd.	8,700	131,362
Mitsui Fudosan Co. Ltd.	7,000	225,165
Nihon Kohden Corp.	5,700	291,423
Nihon Parkerizing Co. Ltd.	6,200	147,992
Nippon Ceramic Co. Ltd.	8,700	125,973
Nippon Shinyaku Co. Ltd.	5,000	143,913
Nissan Motor Co. Ltd.	34,500	314,699
OBIC Co. Ltd.	5,200	185,635
ORIX Corp.	47,200	655,148
Panasonic Corp.	34,700	417,485
Rakuten, Inc.	21,400	241,317
ROHM Co. Ltd.	6,900	420,009
Seiko Epson Corp.	5,100	236,664
Shinsei Bank Ltd.	68,000	152,821
SoftBank Corp.	9,000	655,195
Stanley Electric Co. Ltd.	19,500	396,447
Sumitomo Mitsui Financial Group, Inc.	8,800	358,890
Sumitomo Mitsui Trust Holdings, Inc.	86,000	351,114
Temp Holdings Co., Ltd.	7,000	227,462
THK Co. Ltd.	5,400	135,826
Tokyo Tatemono Co. Ltd.	23,000	200,775
Toray Industries, Inc.	41,000	275,251
Tosoh Corp.	73,000	317,446
Toyota Motor Corp.	7,600	457,347
Welcia Holdings Co. Ltd.	4,600	153,674
Yamaha Motor Co. Ltd.	22,500	425,649
TOTAL JAPAN		12,661,765
Luxembourg - 0.1%
GAGFAH SA (a)	18,700	349,165
Samsonite International SA	61,200	203,351
TOTAL LUXEMBOURG		552,516
Netherlands - 0.9%
ING Groep NV (Certificaten Van Aandelen) (a)	137,100	1,963,322
NXP Semiconductors NV (a)	28,000	1,922,480
Reed Elsevier NV	48,207	1,109,441
Royal DSM NV	11,000	688,750
TOTAL NETHERLANDS		5,683,993
Common Stocks - continued
	Shares	Value
New Zealand - 0.0%
Fletcher Building Ltd.	23,888	$ 162,151
Norway - 0.4%
Akastor ASA (e)	34,300	118,233
Statoil ASA	58,200	1,331,932
Telenor ASA	42,000	943,995
TOTAL NORWAY		2,394,160
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	18,824	144,337
Portugal - 0.1%
CTT Correios de Portugal SA	48,799	451,917
Singapore - 0.0%
Rex International Holdings Ltd. (a)	613,000	230,847
Spain - 0.4%
Amadeus IT Holding SA Class A	36,000	1,321,823
Red Electrica Corporacion SA	13,700	1,195,590
TOTAL SPAIN		2,517,413
Sweden - 1.1%
Elekta AB (B Shares)	52,698	539,530
Getinge AB (B Shares)	50,600	1,175,206
H&M Hennes & Mauritz AB (B Shares)	38,537	1,532,785
Nordea Bank AB	167,400	2,146,866
SKF AB (B Shares)	55,900	1,118,886
Svenska Handelsbanken AB (A Shares)	21,200	1,010,884
TOTAL SWEDEN		7,524,157
Switzerland - 1.9%
Julius Baer Group Ltd.	26,420	1,155,489
Nestle SA	42,761	3,135,841
Roche Holding AG (participation certificate)	13,591	4,010,726
Schindler Holding AG (participation certificate)	4,982	695,921
Sonova Holding AG Class B	7,672	1,194,477
Syngenta AG (Switzerland)	2,776	858,499
Zurich Insurance Group AG	5,391	1,629,375
TOTAL SWITZERLAND		12,680,328
United Kingdom - 3.8%
Aberdeen Asset Management PLC	150,043	1,041,703
Babcock International Group PLC	45,530	797,536
BG Group PLC	100,000	1,666,603
BHP Billiton PLC	60,126	1,553,452
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Brit PLC	120,800	$ 485,042
British American Tobacco PLC (United Kingdom)	51,200	2,901,893
Bunzl PLC	44,100	1,195,768
Compass Group PLC	64,535	1,038,561
Dechra Pharmaceuticals PLC	40,300	488,667
Diageo PLC	49,154	1,449,669
ITV PLC	280,900	912,192
Lloyds Banking Group PLC (a)	1,579,100	1,950,014
London Stock Exchange Group PLC	29,045	936,235
Next PLC	8,100	835,115
Prudential PLC	78,160	1,809,875
Rolls-Royce Group PLC	112,327	1,514,783
Royal & Sun Alliance Insurance Group PLC	168,385	1,301,843
Schroders PLC	15,300	590,102
St. James's Place Capital PLC	44,200	526,765
Standard Chartered PLC (United Kingdom)	109,977	1,653,040
TOTAL UNITED KINGDOM		24,648,858
United States of America - 34.1%
Adobe Systems, Inc. (a)	169,500	11,885,340
Akorn, Inc. (a)	13,000	579,150
Alcoa, Inc.	62,000	1,039,120
Alexion Pharmaceuticals, Inc. (a)	10,000	1,913,600
American Airlines Group, Inc.	19,400	802,190
Ameriprise Financial, Inc.	92,700	11,695,959
Amgen, Inc.	46,000	7,460,280
Ashland, Inc.	2,000	216,140
Bank of America Corp.	672,800	11,545,248
Bluebird Bio, Inc. (a)	1,300	54,587
Bristol-Myers Squibb Co.	22,000	1,280,180
Broadcom Corp. Class A	3,000	125,640
Cabot Oil & Gas Corp.	295,000	9,174,500
Caterpillar, Inc.	7,000	709,870
Celgene Corp. (a)	12,000	1,285,080
Chimerix, Inc. (a)	1,600	49,664
Chipotle Mexican Grill, Inc. (a)	2,000	1,276,000
Church & Dwight Co., Inc.	14,000	1,013,740
Citigroup, Inc.	37,000	1,980,610
Comcast Corp. Class A	101,000	5,590,350
Constellation Brands, Inc. Class A (sub. vtg.) (a)	18,000	1,647,720
Cummins, Inc.	82,300	12,030,614
CVS Health Corp.	102,500	8,795,525
Common Stocks - continued
	Shares	Value
United States of America - continued
Domino's Pizza, Inc.	10,000	$ 887,900
Dr. Pepper Snapple Group, Inc.	6,000	415,500
Dynegy, Inc. (a)	69,900	2,131,950
Ecolab, Inc.	17,100	1,902,033
Enanta Pharmaceuticals, Inc. (a)	3,000	129,000
EOG Resources, Inc.	38,000	3,611,900
Facebook, Inc. Class A (a)	76,600	5,744,234
FedEx Corp.	15,500	2,594,700
Fidelity National Information Services, Inc.	5,000	291,950
Freeport-McMoRan, Inc.	5,000	142,500
Gilead Sciences, Inc. (a)	64,000	7,168,000
Global Payments, Inc.	25,000	2,012,500
Google, Inc. Class A (a)	12,400	7,041,588
Illumina, Inc. (a)	2,900	558,482
inContact, Inc. (a)	47,000	418,300
Intercept Pharmaceuticals, Inc. (a)	9,900	2,558,061
Intuit, Inc.	57,000	5,016,570
Isis Pharmaceuticals, Inc. (a)	3,700	170,422
J.B. Hunt Transport Services, Inc.	5,000	398,850
M/A-COM Technology Solutions, Inc. (a)	11,000	241,890
Marriott International, Inc. Class A	40,000	3,030,000
MasterCard, Inc. Class A	93,000	7,788,750
McGraw Hill Financial, Inc.	143,000	12,938,640
Mead Johnson Nutrition Co. Class A	1,200	119,172
Microsoft Corp.	68,000	3,192,600
Minerals Technologies, Inc.	1,000	76,710
Moody's Corp.	26,000	2,579,980
MPLX LP	37,600	2,507,168
Neurocrine Biosciences, Inc. (a)	13,000	240,760
NewMarket Corp.	2,300	892,423
NextEra Energy Partners LP	39,100	1,429,496
NiSource, Inc.	30,000	1,261,800
Norfolk Southern Corp.	5,900	652,776
Philip Morris International, Inc.	24,000	2,136,240
Phillips 66 Partners LP	29,000	2,021,010
Piedmont Office Realty Trust, Inc. Class A	22,000	427,900
Pioneer Natural Resources Co.	12,000	2,268,720
Prestige Brands Holdings, Inc. (a)	84,000	2,975,280
Procter & Gamble Co.	13,000	1,134,510
Ralph Lauren Corp.	10,500	1,730,820
Regeneron Pharmaceuticals, Inc. (a)	3,300	1,299,276
Royal Gold, Inc.	2,700	154,305
Common Stocks - continued
	Shares	Value
United States of America - continued
salesforce.com, Inc. (a)	34,300	$ 2,194,857
Southwest Airlines Co.	11,000	379,280
Spirit Airlines, Inc. (a)	24,400	1,783,884
Steel Dynamics, Inc.	139,000	3,198,390
Tableau Software, Inc. (a)	16,000	1,321,440
The Cooper Companies, Inc.	5,600	917,840
The Walt Disney Co.	23,000	2,101,740
TJX Companies, Inc.	75,700	4,793,324
Twitter, Inc.	3,000	124,410
Ultragenyx Pharma, Inc.	1,100	51,711
Union Pacific Corp.	70,800	8,244,660
United Therapeutics Corp. (a)	2,500	327,425
UnitedHealth Group, Inc.	14,000	1,330,140
VeriFone Systems, Inc. (a)	7,000	260,820
Visa, Inc. Class A	9,000	2,172,870
Wells Fargo & Co.	78,000	4,141,020
Workday, Inc. Class A (a)	600	57,288
Xcel Energy, Inc.	21,000	702,870
Zebra Technologies Corp. Class A (a)	52,000	3,835,000
TOTAL UNITED STATES OF AMERICA		224,384,742
TOTAL COMMON STOCKS (Cost $334,224,220)		376,407,463
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
Dynegy, Inc. 5.375%	2,500	251,250
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Volkswagen AG	7,400	1,576,926
United Kingdom - 0.0%
Rolls-Royce Group PLC	10,109,430	16,172
Rolls-Royce Group PLC (C Shares)	20,581,153	32,924
TOTAL UNITED KINGDOM		49,096
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,626,022
TOTAL PREFERRED STOCKS (Cost $1,527,081)		1,877,272
Nonconvertible Bonds - 9.8%
		Principal Amount (d)	Value
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	$ 558,711
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	322,675
TOTAL AUSTRALIA			881,386
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	819,035
4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,018,981
TOTAL BAILIWICK OF JERSEY			1,838,016
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	426,360
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	257,831
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	180,495	289,215
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	278,826
6.875% 3/14/26	GBP	150,000	303,903
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	213,844
TOTAL CAYMAN ISLANDS			1,085,788
France - 0.5%
Arkema SA 3.85% 4/30/20	EUR	300,000	431,660
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	353,201
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	674,323
EDF SA 4.625% 9/11/24	EUR	150,000	239,635
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,095,149
Iliad SA 4.875% 6/1/16	EUR	500,000	661,124
TOTAL FRANCE			3,455,092
Germany - 0.5%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,760,182
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	710,377
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	278,986
3.125% 7/10/23	EUR	250,000	355,277
TOTAL GERMANY			3,104,822
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	420,726
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	$ 206,722
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	786,051
TOTAL IRELAND			992,773
Italy - 0.2%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	780,545
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	387,186
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	264,308
TOTAL ITALY			1,432,039
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	447,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	225,659
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	199,144
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	465,990
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	202,357
TOTAL KOREA (SOUTH)			1,093,150
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	672,290
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	528,524
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	360,069
5% 10/2/23 (f)		450,000	484,130
Heineken NV 1.4% 10/1/17 (f)		550,000	548,698
LYB International Finance BV:
4% 7/15/23		500,000	518,380
4.875% 3/15/44		500,000	516,225
Robert Bosch Investment NL BV 1.625% 5/24/21	EUR	200,000	263,018
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	410,560
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	198,244
TOTAL NETHERLANDS			4,500,138
Norway - 0.0%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	398,686
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		$ 400,000	$ 419,220
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,596
TOTAL SINGAPORE			695,816
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	518,053
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	576,293
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	418,201
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	301,875
United Kingdom - 1.7%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	724,258
3.625% 9/8/16	EUR	400,000	532,970
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	625,702
6.75% 1/16/23 (h)	GBP	300,000	523,763
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	200,714
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	350,000	440,098
BSkyB Finance UK PLC 2.5% 9/15/26 (Reg. S)	EUR	700,000	894,670
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	490,003
Centrica PLC 5.375% 10/16/43 (f)		200,000	217,207
Channel Link Enterprises Finance PLC 3.559% 6/30/50 (h)	EUR	950,000	1,181,651
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	201,538
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	326,860
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	183,046
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	432,255
4.75% 2/4/20	EUR	450,000	664,882
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	686,013
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	191,667
1.875% 5/12/16	EUR	300,000	383,577
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	648,428
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	479,968
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	412,197
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Tesco PLC 5.875% 9/12/16	EUR	100,000	$ 135,734
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	238,587
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	275,284
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	293,688
TOTAL UNITED KINGDOM			11,384,760
United States of America - 4.6%
AbbVie, Inc. 1.75% 11/6/17		400,000	401,127
Altria Group, Inc.:
2.85% 8/9/22		500,000	484,347
9.25% 8/6/19		134,000	174,437
American Express Co. 1.55% 5/22/18		550,000	542,613
American International Group, Inc. 5% 4/26/23	GBP	200,000	356,978
Anadarko Petroleum Corp. 3.45% 7/15/24		900,000	886,801
AutoZone, Inc. 3.125% 7/15/23		400,000	389,257
Bank of America Corp. 4.2% 8/26/24		950,000	956,393
Bayer U.S. Finance LLC 3.375% 10/8/24 (f)		550,000	551,360
Burlington Northern Santa Fe LLC 3.4% 9/1/24		550,000	552,229
Chevron Corp.:
2.427% 6/24/20		200,000	202,479
3.191% 6/24/23		300,000	305,890
Cigna Corp. 4% 2/15/22		200,000	210,186
Citigroup, Inc.:
2.125% 9/10/26 (Reg. S)	EUR	950,000	1,200,695
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,450,890
4.5% 1/14/22		150,000	162,680
Comcast Corp.:
3.6% 3/1/24		350,000	361,770
4.75% 3/1/44		350,000	376,060
Discovery Communications LLC 3.25% 4/1/23		500,000	488,804
Frontier Oil Corp. 6.875% 11/15/18		250,000	258,430
General Electric Capital Corp. 4.65% 10/17/21		250,000	279,482
General Electric Co.:
4.5% 3/11/44		650,000	692,908
5.25% 12/6/17		550,000	611,905
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	252,375
Goldman Sachs Group, Inc. 3.85% 7/8/24		650,000	656,387
Illinois Tool Works, Inc. 3% 5/19/34	EUR	600,000	820,524
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,469,014
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19		900,000	903,691
3.5% 3/10/25		950,000	945,454
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Metropolitan Life Global Funding I 3% 1/10/23 (f)		$ 350,000	$ 348,348
Morgan Stanley:
2.375% 7/23/19		4,200,000	4,175,111
4.35% 9/8/26		950,000	952,109
NBCUniversal, Inc. 4.375% 4/1/21		500,000	549,096
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	133,202
2.875% 5/30/24	EUR	150,000	208,440
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24		550,000	546,511
8.75% 5/1/19		100,000	126,681
Prologis LP:
3% 1/18/22	EUR	300,000	409,235
3% 6/2/26	EUR	250,000	333,438
3.375% 2/20/24	EUR	450,000	625,892
Qwest Corp. 6.75% 12/1/21		650,000	747,700
Reynolds American, Inc.:
1.05% 10/30/15		200,000	200,390
3.25% 11/1/22		200,000	195,241
Roche Holdings, Inc. 6% 3/1/19 (f)		89,000	102,834
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	449,374
2.45% 1/15/17 (f)		400,000	408,837
3.75% 1/15/22 (f)		200,000	206,488
Verizon Communications, Inc. 5.15% 9/15/23		350,000	391,809
Viacom, Inc. 4.25% 9/1/23		250,000	257,696
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	621,401
Walt Disney Co.:
0.45% 12/1/15		350,000	349,883
2.35% 12/1/22		150,000	145,364
Wells Fargo & Co. 3.676% 6/15/16		450,000	470,372
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	152,542
TOTAL UNITED STATES OF AMERICA			30,053,160
TOTAL NONCONVERTIBLE BONDS (Cost $62,920,684)			64,281,965
Government Obligations - 24.4%

Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		400,000	414,000
Government Obligations - continued
		Principal Amount (d)	Value
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	$ 5,135,389
France - 1.3%
French Government OAT 3.25% 5/25/45	EUR	5,650,000	8,581,023
Germany - 3.2%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	3,097,230	4,076,905
0.25% 4/13/18	EUR	2,050,000	2,591,539
0.5% 10/13/17	EUR	150,000	190,899
1.5% 5/15/24	EUR	1,950,000	2,598,814
1.75% 2/15/24	EUR	850,000	1,158,530
3% 7/4/20	EUR	6,350,000	9,207,626
4.25% 7/4/17	EUR	950,000	1,326,387
TOTAL GERMANY			21,150,700
Italy - 3.6%
Buoni Poliennali del Tesoro:
2.5% 5/1/19	EUR	2,200,000	2,922,677
4.5% 3/1/24	EUR	3,500,000	5,204,106
5.5% 11/1/22	EUR	5,250,000	8,239,981
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	5,502,970	7,134,852
TOTAL ITALY			23,501,616
Japan - 10.1%
Japan Government:
0.1% 2/15/16	JPY	1,680,000,000	14,971,212
0.3% 6/20/15	JPY	1,350,000,000	12,041,483
1.3% 3/20/20	JPY	550,000,000	5,199,036
1.3% 6/20/20	JPY	781,000,000	7,400,682
1.3% 3/20/21	JPY	802,750,000	7,651,149
1.7% 9/20/32	JPY	1,014,450,000	9,862,775
2% 9/20/40	JPY	981,000,000	9,622,289
TOTAL JAPAN			66,748,626
Netherlands - 0.2%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	800,000	1,079,453
Government Obligations - continued
		Principal Amount (d)	Value
Spain - 1.7%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	$ 8,678,991
5.5% 4/30/21	EUR	1,400,000	2,207,469
TOTAL SPAIN			10,886,460
United Arab Emirates - 0.1%
Sharjah Government 3.764% 9/17/24 (Reg. S)		800,000	826,000
United Kingdom - 1.0%
United Kingdom, Great Britain and Northern Ireland:
2.75% 1/22/15	GBP	1,500,000	2,411,553
3.25% 1/22/44	GBP	1,150,000	1,940,100
4% 3/7/22	GBP	1,250,000	2,287,431
5% 3/7/25	GBP	100,000	200,532
TOTAL UNITED KINGDOM			6,839,616
United States of America - 2.3%
U.S. Treasury Bonds:
2.75% 8/15/42		650,000	612,168
2.75% 11/15/42		900,000	846,281
3.625% 2/15/44		450,000	499,500
U.S. Treasury Notes:
0.125% 12/31/14		500,000	500,000
0.625% 9/30/17		1,100,000	1,090,289
1% 3/31/17		350,000	352,488
1.375% 9/30/18		2,300,000	2,303,054
1.75% 5/15/23		4,200,000	4,043,155
2.125% 6/30/21		950,000	956,605
2.75% 11/15/23		4,000,000	4,159,376
TOTAL UNITED STATES OF AMERICA			15,362,916
TOTAL GOVERNMENT OBLIGATIONS (Cost $169,355,657)			160,525,799
Asset-Backed Securities - 0.1%

Bavarian Sky SA 0.246% 6/20/20 (h) (Cost $431,674)	EUR	333,584	418,048
Collateralized Mortgage Obligations - 0.0%
		Principal Amount (d)	Value
Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.186% 12/20/54 (h) (Cost $128,792)	EUR	103,609	$ 129,201
Commercial Mortgage Securities - 0.0%

United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0828% 4/19/21 (h) (Cost $181,808)	GBP	119,253	188,194
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $997,857)		1,000,000	1,022,714
Fixed-Income Funds - 1.9%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	460,376	4,668,216
Fidelity High Income Central Fund 1 (i)	79,269	8,142,502
TOTAL FIXED-INCOME FUNDS (Cost $12,640,841)		12,810,718
Preferred Securities - 0.5%
		Principal Amount (d)
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	250,000	612,279
France - 0.0%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (h)		350,000	399,753
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h)		550,000	617,315
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	1,090,782
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	803,779
TOTAL PREFERRED SECURITIES (Cost $3,516,578)			3,523,908
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	35,075,324	$ 35,075,324
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	820,035	820,035
TOTAL MONEY MARKET FUNDS (Cost $35,895,359)		35,895,359
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $621,820,551)		657,080,641
NET OTHER ASSETS (LIABILITIES) - 0.1%		895,661
NET ASSETS - 100%		$ 657,976,302
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,877,678 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,210
Fidelity Emerging Markets Debt Central Fund	352,088
Fidelity High Income Central Fund 1	89,690
Fidelity Securities Lending Cash Central Fund	60,481
Total	$ 542,469
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 8,414,154	$ 5,988,115	$ 4,668,216	4.1%
Fidelity High Income Central Fund 1	-	12,070,416	4,088,706	8,142,502	1.2%
Total	$ 2,220,595	$ 20,484,570	$ 10,076,821	$ 12,810,718
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 38,011,212	$ 33,674,499	$ 4,336,713	$ -
Consumer Staples	28,526,322	18,195,138	10,331,184	-
Energy	30,663,777	24,290,850	6,372,927	-
Financials	82,847,677	67,334,245	15,513,432	-
Health Care	59,843,924	49,580,173	10,263,751	-
Industrials	47,430,985	43,017,666	4,413,319	-
Information Technology	61,694,697	58,852,376	2,842,321	-
Materials	17,066,171	10,167,579	6,898,592	-
Telecommunication Services	3,490,315	2,395,135	1,095,180	-
Utilities	8,709,655	8,339,709	369,946	-
Corporate Bonds	64,281,965	-	64,281,965	-
Government Obligations	160,525,799	-	160,525,799	-
Asset-Backed Securities	418,048	-	418,048	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Collateralized Mortgage Obligations	$ 129,201	$ -	$ 129,201	$ -
Commercial Mortgage Securities	188,194	-	188,194	-
Supranational Obligations	1,022,714	-	1,022,714	-
Fixed-Income Funds	12,810,718	12,810,718	-	-
Preferred Securities	3,523,908	-	3,523,908	-
Money Market Funds	35,895,359	35,895,359	-	-
Total Investments in Securities:	$ 657,080,641	$ 364,553,447	$ 292,527,194	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,032,271
Level 2 to Level 1	$ 0
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.3%
AAA,AA,A	20.2%
BBB	10.7%
BB	0.6%
B	0.6%
CCC,CC,C	0.6%
Not Rated	1.9%
Equities	57.5%
Short-Term Investments and Net Other Assets	5.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $787,094) - See accompanying schedule: Unaffiliated issuers (cost $573,284,351)	$ 608,374,564
Fidelity Central Funds (cost $48,536,200)	48,706,077
Total Investments (cost $621,820,551)		$ 657,080,641
Foreign currency held at value (cost $388,336)		388,297
Receivable for investments sold		14,974,126
Receivable for fund shares sold		594,652
Dividends receivable		406,973
Interest receivable		1,702,786
Distributions receivable from Fidelity Central Funds		10,035
Prepaid expenses		2,400
Other receivables		17,347
Total assets		675,177,257

Liabilities
Payable to custodian bank	$ 2,668,201
Payable for investments purchased	11,342,546
Payable for fund shares redeemed	1,665,654
Accrued management fee	382,208
Distribution and service plan fees payable	43,123
Other affiliated payables	133,164
Other payables and accrued expenses	146,024
Collateral on securities loaned, at value	820,035
Total liabilities		17,200,955

Net Assets		$ 657,976,302
Net Assets consist of:
Paid in capital		$ 580,152,838
Undistributed net investment income		1,461,867
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,185,466
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,176,131
Net Assets		$ 657,976,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,047,652 ÷ 1,908,341 shares)	$ 24.65

Maximum offering price per share (100/94.25 of $24.65)	$ 26.15
Class T: Net Asset Value and redemption price per share ($17,661,768 ÷ 720,290 shares)	$ 24.52

Maximum offering price per share (100/96.50 of $24.52)	$ 25.41
Class B: Net Asset Value and offering price per share ($2,025,053 ÷ 82,909 shares)A	$ 24.43

Class C: Net Asset Value and offering price per share ($29,808,856 ÷ 1,233,504 shares)A	$ 24.17

Global Balanced: Net Asset Value, offering price and redemption price per share ($554,896,390 ÷ 22,310,597 shares)	$ 24.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,536,583 ÷ 263,524 shares)	$ 24.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 7,688,383
Interest		4,770,994
Income from Fidelity Central Funds		542,469
Income before foreign taxes withheld		13,001,846
Less foreign taxes withheld		(438,036)
Total income		12,563,810

Expenses
Management fee	$ 4,739,670
Transfer agent fees	1,260,574
Distribution and service plan fees	498,769
Accounting and security lending fees	333,020
Custodian fees and expenses	240,782
Independent trustees' compensation	2,834
Registration fees	111,849
Audit	78,817
Legal	2,482
Miscellaneous	4,728
Total expenses before reductions	7,273,525
Expense reductions	(29,233)	7,244,292
Net investment income (loss)		5,319,518
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,922,157
Fidelity Central Funds	60,953
Foreign currency transactions	(429,613)
Capital gain distributions from Fidelity Central Funds	43,047
Capital gains distributions from Fidelity Central Funds
Total net realized gain (loss)		45,596,544
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,065,000)
Assets and liabilities in foreign currencies	(85,825)
Total change in net unrealized appreciation (depreciation)		(33,150,825)
Net gain (loss)		12,445,719
Net increase (decrease) in net assets resulting from operations		$ 17,765,237

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,319,518	$ 4,288,113
Net realized gain (loss)	45,596,544	53,592,993
Change in net unrealized appreciation (depreciation)	(33,150,825)	17,977,544
Net increase (decrease) in net assets resulting from operations	17,765,237	75,858,650
Distributions to shareholders from net investment income	(3,503,737)	(6,429,111)
Distributions to shareholders from net realized gain	(49,182,400)	(6,490,956)
Total distributions	(52,686,137)	(12,920,067)
Share transactions - net increase (decrease)	72,348,120	30,275,272
Redemption fees	10,838	9,441
Total increase (decrease) in net assets	37,438,058	93,223,296

Net Assets
Beginning of period	620,538,244	527,314,948
End of period (including undistributed net investment income of $1,461,867 and undistributed net investment income of $3,283,391, respectively)	$ 657,976,302	$ 620,538,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Income from Investment Operations
Net investment income (loss) C	.15	.13	.27	.22	.17
Net realized and unrealized gain (loss)	.49	3.13	1.41	.22	2.43
Total from investment operations	.64	3.26	1.68	.44	2.60
Distributions from net investment income	(.10)	(.24)	(.19)	(.17)	(.23)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.17)	(.53)	(.28)	(.27) H	(.31)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.65	$ 26.18	$ 23.45	$ 22.05	$ 21.88
Total Return A, B	2.69%	14.19%	7.74%	2.04%	13.40%
Ratios to Average Net Assets D, F
Expenses before reductions	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of fee waivers, if any	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of all reductions	1.27%	1.29%	1.32%	1.35%	1.41%
Net investment income (loss)	.58%	.55%	1.18%	.98%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,048	$ 38,972	$ 26,714	$ 20,831	$ 11,096
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Income from Investment Operations
Net investment income (loss) C	.08	.07	.21	.17	.13
Net realized and unrealized gain (loss)	.49	3.12	1.41	.22	2.42
Total from investment operations	.57	3.19	1.62	.39	2.55
Distributions from net investment income	(.02)	(.18)	(.17)	(.13)	(.23)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.09)	(.47)	(.26)	(.24)	(.30) H
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.52	$ 26.04	$ 23.32	$ 21.96	$ 21.81
Total Return A, B	2.40%	13.94%	7.46%	1.80%	13.17%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of fee waivers, if any	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of all reductions	1.55%	1.55%	1.57%	1.58%	1.60%
Net investment income (loss)	.31%	.28%	.94%	.75%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,662	$ 14,650	$ 13,654	$ 10,357	$ 5,345
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Income from Investment Operations
Net investment income (loss) C	(.05)	(.06)	.09	.04	.02
Net realized and unrealized gain (loss)	.49	3.11	1.41	.23	2.41
Total from investment operations	.44	3.05	1.50	.27	2.43
Distributions from net investment income	-	(.04)	-	(.04)	(.16)
Distributions from net realized gain	(1.95)	(.29)	(.08)	(.11)	(.08)
Total distributions	(1.95)	(.33)	(.08)	(.15)	(.23) H
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.43	$ 25.94	$ 23.22	$ 21.80	$ 21.68
Total Return A, B	1.90%	13.30%	6.92%	1.24%	12.58%
Ratios to Average Net Assets D, F
Expenses before reductions	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of fee waivers, if any	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of all reductions	2.07%	2.08%	2.11%	2.13%	2.16%
Net investment income (loss)	(.21)%	(.24)%	.39%	.20%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,025	$ 2,325	$ 2,426	$ 2,392	$ 2,199
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Income from Investment Operations
Net investment income (loss) C	(.05)	(.06)	.09	.05	.03
Net realized and unrealized gain (loss)	.49	3.08	1.41	.22	2.40
Total from investment operations	.44	3.02	1.50	.27	2.43
Distributions from net investment income	-	(.06)	(.05)	(.08)	(.20)
Distributions from net realized gain	(2.03)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.03)	(.35)	(.14)	(.19)	(.27) H
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.17	$ 25.76	$ 23.09	$ 21.73	$ 21.65
Total Return A, B	1.89%	13.27%	6.94%	1.24%	12.58%
Ratios to Average Net Assets D, F
Expenses before reductions	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of fee waivers, if any	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of all reductions	2.07%	2.10%	2.12%	2.11%	2.10%
Net investment income (loss)	(.22)%	(.26)%	.39%	.21%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,809	$ 20,997	$ 13,797	$ 9,598	$ 5,463
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Income from Investment Operations
Net investment income (loss) B	.22	.21	.33	.29	.24
Net realized and unrealized gain (loss)	.50	3.14	1.44	.22	2.43
Total from investment operations	.72	3.35	1.77	.51	2.67
Distributions from net investment income	(.16)	(.30)	(.24)	(.21)	(.23)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.23)	(.59)	(.33)	(.32)	(.30) G
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 24.87	$ 26.38	$ 23.62	$ 22.18	$ 21.99
Total Return A	3.00%	14.52%	8.11%	2.34%	13.76%
Ratios to Average Net Assets C, E
Expenses before reductions	.99%	1.02%	1.03%	1.05%	1.11%
Expenses net of fee waivers, if any	.99%	1.02%	1.03%	1.05%	1.10%
Expenses net of all reductions	.99%	1.00%	1.02%	1.04%	1.08%
Net investment income (loss)	.87%	.84%	1.48%	1.29%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554,896	$ 540,412	$ 468,758	$ 520,753	$ 542,319
Portfolio turnover rate D	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Income from Investment Operations
Net investment income (loss) B	.21	.20	.33	.28	.23
Net realized and unrealized gain (loss)	.49	3.14	1.43	.21	2.44
Total from investment operations	.70	3.34	1.76	.49	2.67
Distributions from net investment income	(.17)	(.30)	(.25)	(.21)	(.25)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.23) H	(.59)	(.34)	(.32)	(.32) G
Redemption fees added to paid in capital D, F	-	-	-	-	-
Net asset value, end of period	$ 24.80	$ 26.33	$ 23.58	$ 22.16	$ 21.99
Total Return A	2.95%	14.50%	8.10%	2.25%	13.75%
Ratios to Average Net Assets C, E
Expenses before reductions	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of fee waivers, if any	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of all reductions	1.02%	1.01%	1.03%	1.10%	1.12%
Net investment income (loss)	.84%	.83%	1.48%	1.23%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,537	$ 3,183	$ 1,966	$ 1,149	$ 541
Portfolio turnover rate D	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from <less than><.xx%><to .xx%>.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

H Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

Annual Report

2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices***	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Repurchase Agreements Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Repurchase Agreements Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 51,433,352
Gross unrealized depreciation	(18,609,544)
Net unrealized appreciation (depreciation) on securities	$ 32,823,808

Tax Cost	$ 624,256,833

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,508,790
Undistributed long-term capital gain	$ 31,576,408
Net unrealized appreciation (depreciation) on securities and other investments	$ 32,739,849

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 21,456,954	$ 6,429,111
Long-term Capital Gains	31,229,183	6,490,956
Total	$ 52,686,137	$ 12,920,067

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds , other than short-term securities and U.S. government securities, aggregated $984,739,517 and $945,844,258, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,405	$ 8,625
Class T	.25%	.25%	83,094	-
Class B	.75%	.25%	22,547	16,937
Class C	.75%	.25%	280,723	78,150
			$ 498,769	$ 103,712

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36,890
Class T	8,086
Class B*	2,310
Class C*	7,404
$ 54,690

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 96,207.21
Class T	39,416.24
Class B	5,717.25
Class C	74,755.27
Global Balanced	1,033,340.18
Institutional Class	11,139.21
	$ 1,260,574

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,439 for the period.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,195.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,080 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $60,481. During the period, there were no securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,834 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,399.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 152,819	$ 270,108
Class T	11,268	106,614
Class B	-	3,936
Class C	-	36,163
Global Balanced	3,316,756	5,986,097
Institutional Class	22,894	26,193
Total	$ 3,503,737	$ 6,429,111
From net realized gain
Class A	$ 3,093,845	$ 326,381
Class T	1,163,373	170,817
Class B	180,282	29,264
Class C	1,920,811	171,922
Global Balanced	42,540,993	5,767,336
Institutional Class	283,096	25,236
Total	$ 49,182,400	$ 6,490,956

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	636,858	565,083	$ 15,926,414	$ 13,868,960
Reinvestment of distributions	126,868	24,168	3,032,156	560,464
Shares redeemed	(343,862)	(239,996)	(8,612,014)	(5,807,510)
Net increase (decrease)	419,864	349,255	$ 10,346,556	$ 8,621,914

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class T
Shares sold	243,034	156,543	$ 6,062,322	$ 3,830,990
Reinvestment of distributions	45,887	10,034	1,093,477	231,879
Shares redeemed	(131,285)	(189,350)	(3,273,584)	(4,594,877)
Net increase (decrease)	157,636	(22,773)	$ 3,882,215	$ (532,008)
Class B
Shares sold	9,864	17,632	$ 248,678	$ 435,293
Reinvestment of distributions	6,875	1,278	163,899	29,567
Shares redeemed	(23,467)	(33,759)	(580,083)	(816,718)
Net increase (decrease)	(6,728)	(14,849)	$ (167,506)	$ (351,858)
Class C
Shares sold	684,092	360,308	$ 16,931,953	$ 8,706,313
Reinvestment of distributions	75,134	7,987	1,772,408	183,549
Shares redeemed	(340,818)	(150,800)	(8,322,676)	(3,607,930)
Net increase (decrease)	418,408	217,495	$ 10,381,685	$ 5,281,932
Global Balanced
Shares sold	5,401,197	4,785,470	$ 136,284,595	$ 117,973,727
Reinvestment of distributions	1,818,963	477,782	43,746,063	11,137,090
Shares redeemed	(5,392,045)	(4,627,249)	(135,719,200)	(112,781,328)
Net increase (decrease)	1,828,115	636,003	$ 44,311,458	$ 16,329,489
Institutional Class
Shares sold	174,398	58,246	$ 4,401,096	$ 1,432,050
Reinvestment of distributions	11,057	1,992	265,261	46,340
Shares redeemed	(42,801)	(22,761)	(1,072,645)	(552,587)
Net increase (decrease)	142,654	37,477	$ 3,593,712	$ 925,803

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversee 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Informaion (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturing) (2003-present), K12 Inc. (for-profit education and curriculum) (2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2005-2011) and as governor of Michigan (1991-2003).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/15/14	12/12/14	$0.0740	$1.6970

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014 $31,606,755, or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class, designates 1% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 20% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	12/16/2013	$0.2057	$0.0090

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Global Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2013 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class A, Class T, Class B, Class C, and Institutional Class was above median primarily due to higher transfer agent fees due to smaller average account sizes than other Fidelity funds. Additionally, the Board considered that this fund has higher expenses because of the fund's small size and its global focus, which results in higher pricing and bookkeeping and custodian fees than domestic funds. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AGBLI-UANN-1214
1.883455.105

Fidelity®

Global Balanced

Fund

Annual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Global Balanced Fund	3.00%	8.22%	7.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Global Balanced Fund, a class of the fund, on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI World Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by investors' risk-taking and subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. Turning to bonds, late-period strength in the U.S. dollar took its toll on performance: The Barclays® Global Aggregate GDP Weighted Index gained 1.09% for the year, lagging the 4.14% return of the Barclays® U.S. Aggregate Bond Index. Global corporate debt (+3%) fared relatively better, but still lagged the broad U.S. bond market.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity® Global Balanced Fund: For the year, the fund's Retail Class shares gained 3.00%, versus 4.90% for the Fidelity Global Balanced Composite IndexSM. Both security selection and asset allocation detracted versus the Composite benchmark, with selection having a somewhat greater negative impact, mainly due to weak stock picks in the United States. Within U.S. equities, our subportfolio's performance was hurt by the rotation away high-growth stocks and industry groups that occurred in March and April, and was unable to make up that ground during the balance of the period. For the period as a whole, poor stock picking in energy was the primary culprit, followed by adverse selection in materials. Stock choices in Europe also detracted from performance. Although security selection in Asia ex Japan equities helped versus the benchmark, our roughly equal weighting in this asset class - which lagged the fund's Composite benchmark - negated this positive outcome. Elsewhere, stock choices in Canada and Japan aided relative performance. Lastly, an average underweighting in U.S. equities moderately detracted versus the benchmark. We shifted to a modest overweighting in U.S. stocks by period end, moved to an underweighting in Japanese equities and slightly increased the fund's high-yield bond allocation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.27%
Actual		$ 1,000.00	$ 986.00	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 989.90	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.06%
Actual		$ 1,000.00	$ 987.50	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.82	$ 10.46
Class C	2.07%
Actual		$ 1,000.00	$ 987.30	$ 10.37
HypotheticalA		$ 1,000.00	$ 1,014.77	$ 10.51
Global Balanced	.99%
Actual		$ 1,000.00	$ 992.80	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Institutional Class	1.02%
Actual		$ 1,000.00	$ 992.40	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed Income Central Funds.
Geographic Diversification (% of fund's net assets)
As of October 31, 2014
United States of America* 47.4%
Japan 12.2%
United Kingdom 6.6%
Germany 5.7%
Italy 3.9%
France 3.5%
Canada 3.2%
Switzerland 2.2%
Spain 2.2%
Other 13.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
United States of America* 41.4%
Japan 15.1%
United Kingdom 8.5%
Germany 8.2%
Canada 3.9%
Italy 3.1%
France 3.1%
Switzerland 3.1%
Netherlands 2.4%
Other 11.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	57.5	55.6
Bonds	36.3	36.3
Other Investments	0.6	0.3
Short-Term Investments and Net Other Assets (Liabilities)	5.6	7.8
Top Five Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America)	2.0	1.5
Cummins, Inc. (United States of America)	1.8	1.5
Adobe Systems, Inc. (United States of America)	1.8	1.3
Ameriprise Financial, Inc. (United States of America)	1.8	1.0
Bank of America Corp. (United States of America)	1.8	0.0
	9.2
Top Five Bond Issuers as of October 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.3	7.9
German Federal Republic	3.2	4.4
Buoni Poliennali del Tesoro	2.5	2.0
U.S. Treasury Obligations	2.2	3.3
Spanish Kingdom	1.7	1.6
	17.9
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	15.7
Information Technology	9.5	6.5
Health Care	9.4	7.0
Industrials	8.2	9.1
Consumer Discretionary	7.2	8.2
Energy	5.4	7.3
Consumer Staples	5.1	5.0
Materials	3.0	3.3
Utilities	1.6	1.6
Telecommunication Services	1.1	1.4

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 57.2%
	Shares	Value
Australia - 1.6%
Ainsworth Game Technology Ltd.	78,044	$ 209,385
AMP Ltd.	119,140	614,408
Asciano Ltd.	47,385	262,108
Australia & New Zealand Banking Group Ltd.	21,362	632,114
BHP Billiton Ltd.	32,570	974,392
Cabcharge Australia Ltd.	63,606	277,383
Carsales.com Ltd.	19,020	179,480
Coca-Cola Amatil Ltd.	19,087	154,020
Commonwealth Bank of Australia	20,059	1,426,385
Computershare Ltd.	42,530	461,564
CSL Ltd.	11,185	789,694
Hotel Property Investments unit	33,652	71,475
John Fairfax Holdings Ltd.	304,506	218,870
Leighton Holdings Ltd.	13,111	255,257
Lend Lease Group unit	30,656	427,560
Macquarie CountryWide Trust	38,383	137,638
Macquarie Group Ltd.	8,997	486,234
Myer Holdings Ltd.	110,821	188,200
Pact Group Holdings Ltd.	60,123	201,965
Qantas Airways Ltd. (a)	174,626	260,911
QBE Insurance Group Ltd.	43,894	445,871
Sims Metal Management Ltd.	46,072	459,954
Suncorp Group Ltd.	40,580	528,037
Sunland Group Ltd.	69,057	103,244
Super Cheap Auto Group Ltd.	22,957	148,964
Sydney Airport unit	120,947	470,210
TOTAL AUSTRALIA		10,385,323
Austria - 0.3%
Andritz AG	21,700	1,047,488
Erste Group Bank AG	45,700	1,163,132
TOTAL AUSTRIA		2,210,620
Bailiwick of Jersey - 0.4%
Randgold Resources Ltd.	1,400	81,940
Shire PLC	41,800	2,804,652
TOTAL BAILIWICK OF JERSEY		2,886,592
Belgium - 0.7%
Anheuser-Busch InBev SA NV	19,500	2,162,441
Common Stocks - continued
	Shares	Value
Belgium - continued
Arseus NV	21,000	$ 839,485
KBC Groupe SA (a)	24,078	1,289,911
TOTAL BELGIUM		4,291,837
Bermuda - 0.1%
Biosensors International Group Ltd. (a)	324,000	157,579
DVN Holdings Ltd. (a)	904,000	171,321
Hankore Environment Tech Group L (a)	176,300	118,907
Invesco Ltd.	6,000	242,820
Nine Dragons Paper (Holdings) Ltd.	214,000	165,869
TOTAL BERMUDA		856,496
Canada - 2.3%
Agnico Eagle Mines Ltd. (Canada)	5,200	122,543
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	9,000	305,443
Allied Properties (REIT)	2,900	91,525
ARC Resources Ltd.	8,300	195,745
Avigilon Corp. (a)	5,400	74,696
B2Gold Corp. (a)	21,000	35,030
Bank of Montreal	1,000	72,517
Bank of Nova Scotia	4,800	293,950
Bombardier, Inc. Class B (sub. vtg.)	17,700	58,265
Canadian National Railway Co.	10,400	733,227
Canadian Natural Resources Ltd.	7,100	247,765
CCL Industries, Inc. Class B	1,800	181,972
CGI Group, Inc. Class A (sub. vtg.) (a)	5,800	199,106
Constellation Software, Inc.	600	169,025
Eldorado Gold Corp.	20,000	109,312
Enbridge, Inc.	13,300	629,332
Fairfax Financial Holdings Ltd. (sub. vtg.)	600	274,130
George Weston Ltd.	2,700	220,590
Gildan Activewear, Inc.	2,600	154,886
Gluskin Sheff + Associates, Inc.	2,900	75,752
Imperial Oil Ltd.	9,300	447,486
Intact Financial Corp.	4,350	291,673
Jean Coutu Group, Inc. Class A (sub. vtg.)	10,000	229,271
Keyera Corp.	3,323	264,354
Labrador Iron Ore Royalty Corp.	3,100	53,911
Lundin Mining Corp. (a)	18,200	81,226
Manulife Financial Corp.	31,500	597,831
Metro, Inc. Class A (sub. vtg.)	1,300	91,354
National Bank of Canada	9,500	444,044
Common Stocks - continued
	Shares	Value
Canada - continued
North West Co., Inc.	3,700	$ 76,492
Open Text Corp.	2,900	160,175
Painted Pony Petroleum Ltd. (a)	5,300	50,223
Parkland Fuel Corp.	5,500	107,604
Pason Systems, Inc.	5,400	129,221
Peyto Exploration & Development Corp.	3,200	90,317
Potash Corp. of Saskatchewan, Inc. (e)	4,300	146,773
Power Corp. of Canada (sub. vtg.)	9,100	240,126
PrairieSky Royalty Ltd.	900	27,710
Quebecor, Inc. Class B (sub. vtg.)	2,400	61,605
Rogers Communications, Inc. Class B (non-vtg.) (e)	9,550	359,105
RONA, Inc.	6,500	79,300
Royal Bank of Canada	15,700	1,114,553
ShawCor Ltd. Class A	1,000	44,053
Spartan Energy Corp. (a)	27,300	74,121
Stantec, Inc.	2,600	164,736
Stella-Jones, Inc.	3,100	90,025
Suncor Energy, Inc.	51,972	1,845,454
Tahoe Resources, Inc. (a)	4,500	77,978
TELUS Corp.	12,800	458,713
TELUS Corp.	6,000	215,022
The Toronto-Dominion Bank	21,700	1,068,009
Torex Gold Resources, Inc. (a)	31,600	33,645
TransForce, Inc.	6,200	151,610
Valeant Pharmaceuticals International (Canada) (a)	2,900	385,449
Vermilion Energy, Inc.	2,700	153,225
West Fraser Timber Co. Ltd.	4,000	209,858
WestJet Airlines Ltd.	5,000	141,476
Whitecap Resources, Inc.	10,500	135,926
Winpak Ltd.	1,900	50,153
ZCL Composites, Inc.	24,400	146,783
TOTAL CANADA		14,835,401
Cayman Islands - 0.3%
21Vianet Group, Inc. ADR (a)	5,533	115,750
Alibaba Group Holding Ltd. sponsored ADR	10,000	986,000
Mindray Medical International Ltd. sponsored ADR	4,000	116,560
New Oriental Education & Technology Group, Inc. sponsored ADR	13,400	289,440
Tencent Holdings Ltd.	23,200	372,877
Uni-President China Holdings Ltd.	341,000	316,847
TOTAL CAYMAN ISLANDS		2,197,474
Common Stocks - continued
	Shares	Value
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	35,000	$ 286,116
Denmark - 0.7%
Carlsberg A/S Series B	11,800	1,039,044
ISS Holdings A/S (a)	36,500	1,017,661
Novo Nordisk A/S Series B	45,700	2,065,764
Vestas Wind Systems A/S (a)	11,200	374,873
TOTAL DENMARK		4,497,342
Finland - 0.3%
Amer Group PLC (A Shares)	24,600	470,736
Kesko Oyj	13,300	503,674
Sampo Oyj (A Shares)	17,329	828,893
TOTAL FINLAND		1,803,303
France - 1.7%
Atos Origin SA	8,627	595,574
bioMerieux SA	16,800	1,772,235
Bollore Group (e)	1,000	473,691
Christian Dior SA	8,405	1,486,694
GDF Suez	56,350	1,366,753
Kering SA	3,300	636,644
Publicis Groupe SA (a)	18,124	1,255,297
Rexel SA	54,400	913,837
Total SA	48,200	2,877,699
TOTAL FRANCE		11,378,424
Germany - 1.7%
adidas AG	9,100	661,983
Bayer AG	16,700	2,374,237
Brenntag AG	21,800	1,054,501
CompuGroup Medical AG	20,100	460,946
Continental AG	6,500	1,275,989
Deutsche Post AG	28,918	907,958
Deutsche Wohnen AG (Bearer)	33,590	756,838
Fresenius SE & Co. KGaA	28,300	1,455,803
GEA Group AG	26,532	1,220,056
HeidelbergCement Finance AG	9,766	664,782
MLP AG	69,489	352,675
TOTAL GERMANY		11,185,768
Hong Kong - 0.4%
AIA Group Ltd.	142,000	792,420
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Champion (REIT)	585,000	$ 258,000
Cheung Kong Holdings Ltd.	19,000	337,293
Lenovo Group Ltd.	148,000	218,153
Power Assets Holdings Ltd.	26,000	251,039
Techtronic Industries Co. Ltd.	146,500	458,633
Wharf Holdings Ltd.	37,000	273,657
TOTAL HONG KONG		2,589,195
Ireland - 1.7%
Actavis PLC (a)	12,200	2,961,428
Alkermes PLC (a)	43,400	2,193,870
CRH PLC	38,400	851,844
DCC PLC (United Kingdom)	13,000	726,616
Greencore Group PLC	111,221	466,863
James Hardie Industries PLC CDI	32,487	346,527
Mallinckrodt PLC (a)	25,000	2,304,500
Perrigo Co. PLC	3,000	484,350
Ryanair Holdings PLC sponsored ADR (a)	11,000	610,940
United Drug PLC (United Kingdom)	92,000	484,492
TOTAL IRELAND		11,431,430
Israel - 0.1%
Sarine Technologies Ltd.	279,500	648,187
Italy - 0.1%
World Duty Free SpA (a)	104,757	886,771
Japan - 1.9%
AEON Financial Service Co. Ltd.	12,300	257,053
AEON Mall Co. Ltd.	16,980	311,681
Artnature, Inc.	4,200	56,799
Asahi Kasei Corp.	22,000	180,537
Bridgestone Corp.	4,900	163,747
Dai-ichi Mutual Life Insurance Co.	15,800	239,113
Daikin Industries Ltd.	5,300	331,293
Don Quijote Holdings Co. Ltd.	4,500	269,622
Fuji Heavy Industries Ltd.	6,700	222,997
Furukawa Electric Co. Ltd.	44,000	77,656
Hitachi Metals Ltd.	19,000	320,773
Hoya Corp.	13,300	470,645
INPEX Corp.	9,500	121,509
Itochu Corp.	17,800	215,176
JAFCO Co. Ltd.	5,600	218,009
KDDI Corp.	6,700	439,985
Common Stocks - continued
	Shares	Value
Japan - continued
Makita Corp.	3,900	$ 218,396
Mitsubishi Electric Corp.	39,000	502,858
Mitsubishi Heavy Industries Ltd.	64,000	399,234
Mitsui & Co. Ltd.	8,700	131,362
Mitsui Fudosan Co. Ltd.	7,000	225,165
Nihon Kohden Corp.	5,700	291,423
Nihon Parkerizing Co. Ltd.	6,200	147,992
Nippon Ceramic Co. Ltd.	8,700	125,973
Nippon Shinyaku Co. Ltd.	5,000	143,913
Nissan Motor Co. Ltd.	34,500	314,699
OBIC Co. Ltd.	5,200	185,635
ORIX Corp.	47,200	655,148
Panasonic Corp.	34,700	417,485
Rakuten, Inc.	21,400	241,317
ROHM Co. Ltd.	6,900	420,009
Seiko Epson Corp.	5,100	236,664
Shinsei Bank Ltd.	68,000	152,821
SoftBank Corp.	9,000	655,195
Stanley Electric Co. Ltd.	19,500	396,447
Sumitomo Mitsui Financial Group, Inc.	8,800	358,890
Sumitomo Mitsui Trust Holdings, Inc.	86,000	351,114
Temp Holdings Co., Ltd.	7,000	227,462
THK Co. Ltd.	5,400	135,826
Tokyo Tatemono Co. Ltd.	23,000	200,775
Toray Industries, Inc.	41,000	275,251
Tosoh Corp.	73,000	317,446
Toyota Motor Corp.	7,600	457,347
Welcia Holdings Co. Ltd.	4,600	153,674
Yamaha Motor Co. Ltd.	22,500	425,649
TOTAL JAPAN		12,661,765
Luxembourg - 0.1%
GAGFAH SA (a)	18,700	349,165
Samsonite International SA	61,200	203,351
TOTAL LUXEMBOURG		552,516
Netherlands - 0.9%
ING Groep NV (Certificaten Van Aandelen) (a)	137,100	1,963,322
NXP Semiconductors NV (a)	28,000	1,922,480
Reed Elsevier NV	48,207	1,109,441
Royal DSM NV	11,000	688,750
TOTAL NETHERLANDS		5,683,993
Common Stocks - continued
	Shares	Value
New Zealand - 0.0%
Fletcher Building Ltd.	23,888	$ 162,151
Norway - 0.4%
Akastor ASA (e)	34,300	118,233
Statoil ASA	58,200	1,331,932
Telenor ASA	42,000	943,995
TOTAL NORWAY		2,394,160
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	18,824	144,337
Portugal - 0.1%
CTT Correios de Portugal SA	48,799	451,917
Singapore - 0.0%
Rex International Holdings Ltd. (a)	613,000	230,847
Spain - 0.4%
Amadeus IT Holding SA Class A	36,000	1,321,823
Red Electrica Corporacion SA	13,700	1,195,590
TOTAL SPAIN		2,517,413
Sweden - 1.1%
Elekta AB (B Shares)	52,698	539,530
Getinge AB (B Shares)	50,600	1,175,206
H&M Hennes & Mauritz AB (B Shares)	38,537	1,532,785
Nordea Bank AB	167,400	2,146,866
SKF AB (B Shares)	55,900	1,118,886
Svenska Handelsbanken AB (A Shares)	21,200	1,010,884
TOTAL SWEDEN		7,524,157
Switzerland - 1.9%
Julius Baer Group Ltd.	26,420	1,155,489
Nestle SA	42,761	3,135,841
Roche Holding AG (participation certificate)	13,591	4,010,726
Schindler Holding AG (participation certificate)	4,982	695,921
Sonova Holding AG Class B	7,672	1,194,477
Syngenta AG (Switzerland)	2,776	858,499
Zurich Insurance Group AG	5,391	1,629,375
TOTAL SWITZERLAND		12,680,328
United Kingdom - 3.8%
Aberdeen Asset Management PLC	150,043	1,041,703
Babcock International Group PLC	45,530	797,536
BG Group PLC	100,000	1,666,603
BHP Billiton PLC	60,126	1,553,452
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Brit PLC	120,800	$ 485,042
British American Tobacco PLC (United Kingdom)	51,200	2,901,893
Bunzl PLC	44,100	1,195,768
Compass Group PLC	64,535	1,038,561
Dechra Pharmaceuticals PLC	40,300	488,667
Diageo PLC	49,154	1,449,669
ITV PLC	280,900	912,192
Lloyds Banking Group PLC (a)	1,579,100	1,950,014
London Stock Exchange Group PLC	29,045	936,235
Next PLC	8,100	835,115
Prudential PLC	78,160	1,809,875
Rolls-Royce Group PLC	112,327	1,514,783
Royal & Sun Alliance Insurance Group PLC	168,385	1,301,843
Schroders PLC	15,300	590,102
St. James's Place Capital PLC	44,200	526,765
Standard Chartered PLC (United Kingdom)	109,977	1,653,040
TOTAL UNITED KINGDOM		24,648,858
United States of America - 34.1%
Adobe Systems, Inc. (a)	169,500	11,885,340
Akorn, Inc. (a)	13,000	579,150
Alcoa, Inc.	62,000	1,039,120
Alexion Pharmaceuticals, Inc. (a)	10,000	1,913,600
American Airlines Group, Inc.	19,400	802,190
Ameriprise Financial, Inc.	92,700	11,695,959
Amgen, Inc.	46,000	7,460,280
Ashland, Inc.	2,000	216,140
Bank of America Corp.	672,800	11,545,248
Bluebird Bio, Inc. (a)	1,300	54,587
Bristol-Myers Squibb Co.	22,000	1,280,180
Broadcom Corp. Class A	3,000	125,640
Cabot Oil & Gas Corp.	295,000	9,174,500
Caterpillar, Inc.	7,000	709,870
Celgene Corp. (a)	12,000	1,285,080
Chimerix, Inc. (a)	1,600	49,664
Chipotle Mexican Grill, Inc. (a)	2,000	1,276,000
Church & Dwight Co., Inc.	14,000	1,013,740
Citigroup, Inc.	37,000	1,980,610
Comcast Corp. Class A	101,000	5,590,350
Constellation Brands, Inc. Class A (sub. vtg.) (a)	18,000	1,647,720
Cummins, Inc.	82,300	12,030,614
CVS Health Corp.	102,500	8,795,525
Common Stocks - continued
	Shares	Value
United States of America - continued
Domino's Pizza, Inc.	10,000	$ 887,900
Dr. Pepper Snapple Group, Inc.	6,000	415,500
Dynegy, Inc. (a)	69,900	2,131,950
Ecolab, Inc.	17,100	1,902,033
Enanta Pharmaceuticals, Inc. (a)	3,000	129,000
EOG Resources, Inc.	38,000	3,611,900
Facebook, Inc. Class A (a)	76,600	5,744,234
FedEx Corp.	15,500	2,594,700
Fidelity National Information Services, Inc.	5,000	291,950
Freeport-McMoRan, Inc.	5,000	142,500
Gilead Sciences, Inc. (a)	64,000	7,168,000
Global Payments, Inc.	25,000	2,012,500
Google, Inc. Class A (a)	12,400	7,041,588
Illumina, Inc. (a)	2,900	558,482
inContact, Inc. (a)	47,000	418,300
Intercept Pharmaceuticals, Inc. (a)	9,900	2,558,061
Intuit, Inc.	57,000	5,016,570
Isis Pharmaceuticals, Inc. (a)	3,700	170,422
J.B. Hunt Transport Services, Inc.	5,000	398,850
M/A-COM Technology Solutions, Inc. (a)	11,000	241,890
Marriott International, Inc. Class A	40,000	3,030,000
MasterCard, Inc. Class A	93,000	7,788,750
McGraw Hill Financial, Inc.	143,000	12,938,640
Mead Johnson Nutrition Co. Class A	1,200	119,172
Microsoft Corp.	68,000	3,192,600
Minerals Technologies, Inc.	1,000	76,710
Moody's Corp.	26,000	2,579,980
MPLX LP	37,600	2,507,168
Neurocrine Biosciences, Inc. (a)	13,000	240,760
NewMarket Corp.	2,300	892,423
NextEra Energy Partners LP	39,100	1,429,496
NiSource, Inc.	30,000	1,261,800
Norfolk Southern Corp.	5,900	652,776
Philip Morris International, Inc.	24,000	2,136,240
Phillips 66 Partners LP	29,000	2,021,010
Piedmont Office Realty Trust, Inc. Class A	22,000	427,900
Pioneer Natural Resources Co.	12,000	2,268,720
Prestige Brands Holdings, Inc. (a)	84,000	2,975,280
Procter & Gamble Co.	13,000	1,134,510
Ralph Lauren Corp.	10,500	1,730,820
Regeneron Pharmaceuticals, Inc. (a)	3,300	1,299,276
Royal Gold, Inc.	2,700	154,305
Common Stocks - continued
	Shares	Value
United States of America - continued
salesforce.com, Inc. (a)	34,300	$ 2,194,857
Southwest Airlines Co.	11,000	379,280
Spirit Airlines, Inc. (a)	24,400	1,783,884
Steel Dynamics, Inc.	139,000	3,198,390
Tableau Software, Inc. (a)	16,000	1,321,440
The Cooper Companies, Inc.	5,600	917,840
The Walt Disney Co.	23,000	2,101,740
TJX Companies, Inc.	75,700	4,793,324
Twitter, Inc.	3,000	124,410
Ultragenyx Pharma, Inc.	1,100	51,711
Union Pacific Corp.	70,800	8,244,660
United Therapeutics Corp. (a)	2,500	327,425
UnitedHealth Group, Inc.	14,000	1,330,140
VeriFone Systems, Inc. (a)	7,000	260,820
Visa, Inc. Class A	9,000	2,172,870
Wells Fargo & Co.	78,000	4,141,020
Workday, Inc. Class A (a)	600	57,288
Xcel Energy, Inc.	21,000	702,870
Zebra Technologies Corp. Class A (a)	52,000	3,835,000
TOTAL UNITED STATES OF AMERICA		224,384,742
TOTAL COMMON STOCKS (Cost $334,224,220)		376,407,463
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
Dynegy, Inc. 5.375%	2,500	251,250
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Volkswagen AG	7,400	1,576,926
United Kingdom - 0.0%
Rolls-Royce Group PLC	10,109,430	16,172
Rolls-Royce Group PLC (C Shares)	20,581,153	32,924
TOTAL UNITED KINGDOM		49,096
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,626,022
TOTAL PREFERRED STOCKS (Cost $1,527,081)		1,877,272
Nonconvertible Bonds - 9.8%
		Principal Amount (d)	Value
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	$ 558,711
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	322,675
TOTAL AUSTRALIA			881,386
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	819,035
4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,018,981
TOTAL BAILIWICK OF JERSEY			1,838,016
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	426,360
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	257,831
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	180,495	289,215
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	278,826
6.875% 3/14/26	GBP	150,000	303,903
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	213,844
TOTAL CAYMAN ISLANDS			1,085,788
France - 0.5%
Arkema SA 3.85% 4/30/20	EUR	300,000	431,660
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	353,201
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	674,323
EDF SA 4.625% 9/11/24	EUR	150,000	239,635
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,095,149
Iliad SA 4.875% 6/1/16	EUR	500,000	661,124
TOTAL FRANCE			3,455,092
Germany - 0.5%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,760,182
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	710,377
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	278,986
3.125% 7/10/23	EUR	250,000	355,277
TOTAL GERMANY			3,104,822
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	420,726
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	$ 206,722
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	786,051
TOTAL IRELAND			992,773
Italy - 0.2%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	780,545
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	387,186
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	264,308
TOTAL ITALY			1,432,039
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	447,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	225,659
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	199,144
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	465,990
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	202,357
TOTAL KOREA (SOUTH)			1,093,150
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	672,290
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	528,524
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	360,069
5% 10/2/23 (f)		450,000	484,130
Heineken NV 1.4% 10/1/17 (f)		550,000	548,698
LYB International Finance BV:
4% 7/15/23		500,000	518,380
4.875% 3/15/44		500,000	516,225
Robert Bosch Investment NL BV 1.625% 5/24/21	EUR	200,000	263,018
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	410,560
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	198,244
TOTAL NETHERLANDS			4,500,138
Norway - 0.0%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	398,686
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		$ 400,000	$ 419,220
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,596
TOTAL SINGAPORE			695,816
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	518,053
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	576,293
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	418,201
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	301,875
United Kingdom - 1.7%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	724,258
3.625% 9/8/16	EUR	400,000	532,970
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	625,702
6.75% 1/16/23 (h)	GBP	300,000	523,763
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	200,714
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	350,000	440,098
BSkyB Finance UK PLC 2.5% 9/15/26 (Reg. S)	EUR	700,000	894,670
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	490,003
Centrica PLC 5.375% 10/16/43 (f)		200,000	217,207
Channel Link Enterprises Finance PLC 3.559% 6/30/50 (h)	EUR	950,000	1,181,651
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	201,538
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	326,860
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	183,046
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	432,255
4.75% 2/4/20	EUR	450,000	664,882
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	686,013
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	191,667
1.875% 5/12/16	EUR	300,000	383,577
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	648,428
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	479,968
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	412,197
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Tesco PLC 5.875% 9/12/16	EUR	100,000	$ 135,734
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	238,587
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	275,284
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	293,688
TOTAL UNITED KINGDOM			11,384,760
United States of America - 4.6%
AbbVie, Inc. 1.75% 11/6/17		400,000	401,127
Altria Group, Inc.:
2.85% 8/9/22		500,000	484,347
9.25% 8/6/19		134,000	174,437
American Express Co. 1.55% 5/22/18		550,000	542,613
American International Group, Inc. 5% 4/26/23	GBP	200,000	356,978
Anadarko Petroleum Corp. 3.45% 7/15/24		900,000	886,801
AutoZone, Inc. 3.125% 7/15/23		400,000	389,257
Bank of America Corp. 4.2% 8/26/24		950,000	956,393
Bayer U.S. Finance LLC 3.375% 10/8/24 (f)		550,000	551,360
Burlington Northern Santa Fe LLC 3.4% 9/1/24		550,000	552,229
Chevron Corp.:
2.427% 6/24/20		200,000	202,479
3.191% 6/24/23		300,000	305,890
Cigna Corp. 4% 2/15/22		200,000	210,186
Citigroup, Inc.:
2.125% 9/10/26 (Reg. S)	EUR	950,000	1,200,695
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,450,890
4.5% 1/14/22		150,000	162,680
Comcast Corp.:
3.6% 3/1/24		350,000	361,770
4.75% 3/1/44		350,000	376,060
Discovery Communications LLC 3.25% 4/1/23		500,000	488,804
Frontier Oil Corp. 6.875% 11/15/18		250,000	258,430
General Electric Capital Corp. 4.65% 10/17/21		250,000	279,482
General Electric Co.:
4.5% 3/11/44		650,000	692,908
5.25% 12/6/17		550,000	611,905
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	252,375
Goldman Sachs Group, Inc. 3.85% 7/8/24		650,000	656,387
Illinois Tool Works, Inc. 3% 5/19/34	EUR	600,000	820,524
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,469,014
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19		900,000	903,691
3.5% 3/10/25		950,000	945,454
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Metropolitan Life Global Funding I 3% 1/10/23 (f)		$ 350,000	$ 348,348
Morgan Stanley:
2.375% 7/23/19		4,200,000	4,175,111
4.35% 9/8/26		950,000	952,109
NBCUniversal, Inc. 4.375% 4/1/21		500,000	549,096
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	133,202
2.875% 5/30/24	EUR	150,000	208,440
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24		550,000	546,511
8.75% 5/1/19		100,000	126,681
Prologis LP:
3% 1/18/22	EUR	300,000	409,235
3% 6/2/26	EUR	250,000	333,438
3.375% 2/20/24	EUR	450,000	625,892
Qwest Corp. 6.75% 12/1/21		650,000	747,700
Reynolds American, Inc.:
1.05% 10/30/15		200,000	200,390
3.25% 11/1/22		200,000	195,241
Roche Holdings, Inc. 6% 3/1/19 (f)		89,000	102,834
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	449,374
2.45% 1/15/17 (f)		400,000	408,837
3.75% 1/15/22 (f)		200,000	206,488
Verizon Communications, Inc. 5.15% 9/15/23		350,000	391,809
Viacom, Inc. 4.25% 9/1/23		250,000	257,696
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	621,401
Walt Disney Co.:
0.45% 12/1/15		350,000	349,883
2.35% 12/1/22		150,000	145,364
Wells Fargo & Co. 3.676% 6/15/16		450,000	470,372
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	152,542
TOTAL UNITED STATES OF AMERICA			30,053,160
TOTAL NONCONVERTIBLE BONDS (Cost $62,920,684)			64,281,965
Government Obligations - 24.4%

Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		400,000	414,000
Government Obligations - continued
		Principal Amount (d)	Value
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	$ 5,135,389
France - 1.3%
French Government OAT 3.25% 5/25/45	EUR	5,650,000	8,581,023
Germany - 3.2%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	3,097,230	4,076,905
0.25% 4/13/18	EUR	2,050,000	2,591,539
0.5% 10/13/17	EUR	150,000	190,899
1.5% 5/15/24	EUR	1,950,000	2,598,814
1.75% 2/15/24	EUR	850,000	1,158,530
3% 7/4/20	EUR	6,350,000	9,207,626
4.25% 7/4/17	EUR	950,000	1,326,387
TOTAL GERMANY			21,150,700
Italy - 3.6%
Buoni Poliennali del Tesoro:
2.5% 5/1/19	EUR	2,200,000	2,922,677
4.5% 3/1/24	EUR	3,500,000	5,204,106
5.5% 11/1/22	EUR	5,250,000	8,239,981
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	5,502,970	7,134,852
TOTAL ITALY			23,501,616
Japan - 10.1%
Japan Government:
0.1% 2/15/16	JPY	1,680,000,000	14,971,212
0.3% 6/20/15	JPY	1,350,000,000	12,041,483
1.3% 3/20/20	JPY	550,000,000	5,199,036
1.3% 6/20/20	JPY	781,000,000	7,400,682
1.3% 3/20/21	JPY	802,750,000	7,651,149
1.7% 9/20/32	JPY	1,014,450,000	9,862,775
2% 9/20/40	JPY	981,000,000	9,622,289
TOTAL JAPAN			66,748,626
Netherlands - 0.2%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	800,000	1,079,453
Government Obligations - continued
		Principal Amount (d)	Value
Spain - 1.7%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	$ 8,678,991
5.5% 4/30/21	EUR	1,400,000	2,207,469
TOTAL SPAIN			10,886,460
United Arab Emirates - 0.1%
Sharjah Government 3.764% 9/17/24 (Reg. S)		800,000	826,000
United Kingdom - 1.0%
United Kingdom, Great Britain and Northern Ireland:
2.75% 1/22/15	GBP	1,500,000	2,411,553
3.25% 1/22/44	GBP	1,150,000	1,940,100
4% 3/7/22	GBP	1,250,000	2,287,431
5% 3/7/25	GBP	100,000	200,532
TOTAL UNITED KINGDOM			6,839,616
United States of America - 2.3%
U.S. Treasury Bonds:
2.75% 8/15/42		650,000	612,168
2.75% 11/15/42		900,000	846,281
3.625% 2/15/44		450,000	499,500
U.S. Treasury Notes:
0.125% 12/31/14		500,000	500,000
0.625% 9/30/17		1,100,000	1,090,289
1% 3/31/17		350,000	352,488
1.375% 9/30/18		2,300,000	2,303,054
1.75% 5/15/23		4,200,000	4,043,155
2.125% 6/30/21		950,000	956,605
2.75% 11/15/23		4,000,000	4,159,376
TOTAL UNITED STATES OF AMERICA			15,362,916
TOTAL GOVERNMENT OBLIGATIONS (Cost $169,355,657)			160,525,799
Asset-Backed Securities - 0.1%

Bavarian Sky SA 0.246% 6/20/20 (h) (Cost $431,674)	EUR	333,584	418,048
Collateralized Mortgage Obligations - 0.0%
		Principal Amount (d)	Value
Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.186% 12/20/54 (h) (Cost $128,792)	EUR	103,609	$ 129,201
Commercial Mortgage Securities - 0.0%

United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0828% 4/19/21 (h) (Cost $181,808)	GBP	119,253	188,194
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $997,857)		1,000,000	1,022,714
Fixed-Income Funds - 1.9%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	460,376	4,668,216
Fidelity High Income Central Fund 1 (i)	79,269	8,142,502
TOTAL FIXED-INCOME FUNDS (Cost $12,640,841)		12,810,718
Preferred Securities - 0.5%
		Principal Amount (d)
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	250,000	612,279
France - 0.0%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (h)		350,000	399,753
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h)		550,000	617,315
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	1,090,782
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	803,779
TOTAL PREFERRED SECURITIES (Cost $3,516,578)			3,523,908
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	35,075,324	$ 35,075,324
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	820,035	820,035
TOTAL MONEY MARKET FUNDS (Cost $35,895,359)		35,895,359
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $621,820,551)		657,080,641
NET OTHER ASSETS (LIABILITIES) - 0.1%		895,661
NET ASSETS - 100%		$ 657,976,302
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,877,678 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,210
Fidelity Emerging Markets Debt Central Fund	352,088
Fidelity High Income Central Fund 1	89,690
Fidelity Securities Lending Cash Central Fund	60,481
Total	$ 542,469
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 8,414,154	$ 5,988,115	$ 4,668,216	4.1%
Fidelity High Income Central Fund 1	-	12,070,416	4,088,706	8,142,502	1.2%
Total	$ 2,220,595	$ 20,484,570	$ 10,076,821	$ 12,810,718
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 38,011,212	$ 33,674,499	$ 4,336,713	$ -
Consumer Staples	28,526,322	18,195,138	10,331,184	-
Energy	30,663,777	24,290,850	6,372,927	-
Financials	82,847,677	67,334,245	15,513,432	-
Health Care	59,843,924	49,580,173	10,263,751	-
Industrials	47,430,985	43,017,666	4,413,319	-
Information Technology	61,694,697	58,852,376	2,842,321	-
Materials	17,066,171	10,167,579	6,898,592	-
Telecommunication Services	3,490,315	2,395,135	1,095,180	-
Utilities	8,709,655	8,339,709	369,946	-
Corporate Bonds	64,281,965	-	64,281,965	-
Government Obligations	160,525,799	-	160,525,799	-
Asset-Backed Securities	418,048	-	418,048	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Collateralized Mortgage Obligations	$ 129,201	$ -	$ 129,201	$ -
Commercial Mortgage Securities	188,194	-	188,194	-
Supranational Obligations	1,022,714	-	1,022,714	-
Fixed-Income Funds	12,810,718	12,810,718	-	-
Preferred Securities	3,523,908	-	3,523,908	-
Money Market Funds	35,895,359	35,895,359	-	-
Total Investments in Securities:	$ 657,080,641	$ 364,553,447	$ 292,527,194	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,032,271
Level 2 to Level 1	$ 0
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.3%
AAA,AA,A	20.2%
BBB	10.7%
BB	0.6%
B	0.6%
CCC,CC,C	0.6%
Not Rated	1.9%
Equities	57.5%
Short-Term Investments and Net Other Assets	5.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $787,094) - See accompanying schedule: Unaffiliated issuers (cost $573,284,351)	$ 608,374,564
Fidelity Central Funds (cost $48,536,200)	48,706,077
Total Investments (cost $621,820,551)		$ 657,080,641
Foreign currency held at value (cost $388,336)		388,297
Receivable for investments sold		14,974,126
Receivable for fund shares sold		594,652
Dividends receivable		406,973
Interest receivable		1,702,786
Distributions receivable from Fidelity Central Funds		10,035
Prepaid expenses		2,400
Other receivables		17,347
Total assets		675,177,257

Liabilities
Payable to custodian bank	$ 2,668,201
Payable for investments purchased	11,342,546
Payable for fund shares redeemed	1,665,654
Accrued management fee	382,208
Distribution and service plan fees payable	43,123
Other affiliated payables	133,164
Other payables and accrued expenses	146,024
Collateral on securities loaned, at value	820,035
Total liabilities		17,200,955

Net Assets		$ 657,976,302
Net Assets consist of:
Paid in capital		$ 580,152,838
Undistributed net investment income		1,461,867
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,185,466
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,176,131
Net Assets		$ 657,976,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,047,652 ÷ 1,908,341 shares)	$ 24.65

Maximum offering price per share (100/94.25 of $24.65)	$ 26.15
Class T: Net Asset Value and redemption price per share ($17,661,768 ÷ 720,290 shares)	$ 24.52

Maximum offering price per share (100/96.50 of $24.52)	$ 25.41
Class B: Net Asset Value and offering price per share ($2,025,053 ÷ 82,909 shares)A	$ 24.43

Class C: Net Asset Value and offering price per share ($29,808,856 ÷ 1,233,504 shares)A	$ 24.17

Global Balanced: Net Asset Value, offering price and redemption price per share ($554,896,390 ÷ 22,310,597 shares)	$ 24.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,536,583 ÷ 263,524 shares)	$ 24.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 7,688,383
Interest		4,770,994
Income from Fidelity Central Funds		542,469
Income before foreign taxes withheld		13,001,846
Less foreign taxes withheld		(438,036)
Total income		12,563,810

Expenses
Management fee	$ 4,739,670
Transfer agent fees	1,260,574
Distribution and service plan fees	498,769
Accounting and security lending fees	333,020
Custodian fees and expenses	240,782
Independent trustees' compensation	2,834
Registration fees	111,849
Audit	78,817
Legal	2,482
Miscellaneous	4,728
Total expenses before reductions	7,273,525
Expense reductions	(29,233)	7,244,292
Net investment income (loss)		5,319,518
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,922,157
Fidelity Central Funds	60,953
Foreign currency transactions	(429,613)
Capital gain distributions from Fidelity Central Funds	43,047
Capital gains distributions from Fidelity Central Funds
Total net realized gain (loss)		45,596,544
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,065,000)
Assets and liabilities in foreign currencies	(85,825)
Total change in net unrealized appreciation (depreciation)		(33,150,825)
Net gain (loss)		12,445,719
Net increase (decrease) in net assets resulting from operations		$ 17,765,237

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,319,518	$ 4,288,113
Net realized gain (loss)	45,596,544	53,592,993
Change in net unrealized appreciation (depreciation)	(33,150,825)	17,977,544
Net increase (decrease) in net assets resulting from operations	17,765,237	75,858,650
Distributions to shareholders from net investment income	(3,503,737)	(6,429,111)
Distributions to shareholders from net realized gain	(49,182,400)	(6,490,956)
Total distributions	(52,686,137)	(12,920,067)
Share transactions - net increase (decrease)	72,348,120	30,275,272
Redemption fees	10,838	9,441
Total increase (decrease) in net assets	37,438,058	93,223,296

Net Assets
Beginning of period	620,538,244	527,314,948
End of period (including undistributed net investment income of $1,461,867 and undistributed net investment income of $3,283,391, respectively)	$ 657,976,302	$ 620,538,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Income from Investment Operations
Net investment income (loss) C	.15	.13	.27	.22	.17
Net realized and unrealized gain (loss)	.49	3.13	1.41	.22	2.43
Total from investment operations	.64	3.26	1.68	.44	2.60
Distributions from net investment income	(.10)	(.24)	(.19)	(.17)	(.23)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.17)	(.53)	(.28)	(.27) H	(.31)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.65	$ 26.18	$ 23.45	$ 22.05	$ 21.88
Total Return A, B	2.69%	14.19%	7.74%	2.04%	13.40%
Ratios to Average Net Assets D, F
Expenses before reductions	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of fee waivers, if any	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of all reductions	1.27%	1.29%	1.32%	1.35%	1.41%
Net investment income (loss)	.58%	.55%	1.18%	.98%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,048	$ 38,972	$ 26,714	$ 20,831	$ 11,096
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Income from Investment Operations
Net investment income (loss) C	.08	.07	.21	.17	.13
Net realized and unrealized gain (loss)	.49	3.12	1.41	.22	2.42
Total from investment operations	.57	3.19	1.62	.39	2.55
Distributions from net investment income	(.02)	(.18)	(.17)	(.13)	(.23)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.09)	(.47)	(.26)	(.24)	(.30) H
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.52	$ 26.04	$ 23.32	$ 21.96	$ 21.81
Total Return A, B	2.40%	13.94%	7.46%	1.80%	13.17%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of fee waivers, if any	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of all reductions	1.55%	1.55%	1.57%	1.58%	1.60%
Net investment income (loss)	.31%	.28%	.94%	.75%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,662	$ 14,650	$ 13,654	$ 10,357	$ 5,345
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Income from Investment Operations
Net investment income (loss) C	(.05)	(.06)	.09	.04	.02
Net realized and unrealized gain (loss)	.49	3.11	1.41	.23	2.41
Total from investment operations	.44	3.05	1.50	.27	2.43
Distributions from net investment income	-	(.04)	-	(.04)	(.16)
Distributions from net realized gain	(1.95)	(.29)	(.08)	(.11)	(.08)
Total distributions	(1.95)	(.33)	(.08)	(.15)	(.23) H
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.43	$ 25.94	$ 23.22	$ 21.80	$ 21.68
Total Return A, B	1.90%	13.30%	6.92%	1.24%	12.58%
Ratios to Average Net Assets D, F
Expenses before reductions	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of fee waivers, if any	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of all reductions	2.07%	2.08%	2.11%	2.13%	2.16%
Net investment income (loss)	(.21)%	(.24)%	.39%	.20%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,025	$ 2,325	$ 2,426	$ 2,392	$ 2,199
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Income from Investment Operations
Net investment income (loss) C	(.05)	(.06)	.09	.05	.03
Net realized and unrealized gain (loss)	.49	3.08	1.41	.22	2.40
Total from investment operations	.44	3.02	1.50	.27	2.43
Distributions from net investment income	-	(.06)	(.05)	(.08)	(.20)
Distributions from net realized gain	(2.03)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.03)	(.35)	(.14)	(.19)	(.27) H
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 24.17	$ 25.76	$ 23.09	$ 21.73	$ 21.65
Total Return A, B	1.89%	13.27%	6.94%	1.24%	12.58%
Ratios to Average Net Assets D, F
Expenses before reductions	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of fee waivers, if any	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of all reductions	2.07%	2.10%	2.12%	2.11%	2.10%
Net investment income (loss)	(.22)%	(.26)%	.39%	.21%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,809	$ 20,997	$ 13,797	$ 9,598	$ 5,463
Portfolio turnover rate E	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Income from Investment Operations
Net investment income (loss) B	.22	.21	.33	.29	.24
Net realized and unrealized gain (loss)	.50	3.14	1.44	.22	2.43
Total from investment operations	.72	3.35	1.77	.51	2.67
Distributions from net investment income	(.16)	(.30)	(.24)	(.21)	(.23)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.23)	(.59)	(.33)	(.32)	(.30) G
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 24.87	$ 26.38	$ 23.62	$ 22.18	$ 21.99
Total Return A	3.00%	14.52%	8.11%	2.34%	13.76%
Ratios to Average Net Assets C, E
Expenses before reductions	.99%	1.02%	1.03%	1.05%	1.11%
Expenses net of fee waivers, if any	.99%	1.02%	1.03%	1.05%	1.10%
Expenses net of all reductions	.99%	1.00%	1.02%	1.04%	1.08%
Net investment income (loss)	.87%	.84%	1.48%	1.29%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554,896	$ 540,412	$ 468,758	$ 520,753	$ 542,319
Portfolio turnover rate D	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Income from Investment Operations
Net investment income (loss) B	.21	.20	.33	.28	.23
Net realized and unrealized gain (loss)	.49	3.14	1.43	.21	2.44
Total from investment operations	.70	3.34	1.76	.49	2.67
Distributions from net investment income	(.17)	(.30)	(.25)	(.21)	(.25)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(2.23) H	(.59)	(.34)	(.32)	(.32) G
Redemption fees added to paid in capital D, F	-	-	-	-	-
Net asset value, end of period	$ 24.80	$ 26.33	$ 23.58	$ 22.16	$ 21.99
Total Return A	2.95%	14.50%	8.10%	2.25%	13.75%
Ratios to Average Net Assets C, E
Expenses before reductions	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of fee waivers, if any	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of all reductions	1.02%	1.01%	1.03%	1.10%	1.12%
Net investment income (loss)	.84%	.83%	1.48%	1.23%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,537	$ 3,183	$ 1,966	$ 1,149	$ 541
Portfolio turnover rate D	157%	181%	157%	197%	178%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from <less than><.xx%><to .xx%>.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

H Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

Annual Report

2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices***	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Repurchase Agreements Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Repurchase Agreements Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 51,433,352
Gross unrealized depreciation	(18,609,544)
Net unrealized appreciation (depreciation) on securities	$ 32,823,808

Tax Cost	$ 624,256,833

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,508,790
Undistributed long-term capital gain	$ 31,576,408
Net unrealized appreciation (depreciation) on securities and other investments	$ 32,739,849

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 21,456,954	$ 6,429,111
Long-term Capital Gains	31,229,183	6,490,956
Total	$ 52,686,137	$ 12,920,067

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds , other than short-term securities and U.S. government securities, aggregated $984,739,517 and $945,844,258, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,405	$ 8,625
Class T	.25%	.25%	83,094	-
Class B	.75%	.25%	22,547	16,937
Class C	.75%	.25%	280,723	78,150
			$ 498,769	$ 103,712

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36,890
Class T	8,086
Class B*	2,310
Class C*	7,404
$ 54,690

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 96,207.21
Class T	39,416.24
Class B	5,717.25
Class C	74,755.27
Global Balanced	1,033,340.18
Institutional Class	11,139.21
	$ 1,260,574

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,439 for the period.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,195.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,080 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $60,481. During the period, there were no securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,834 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,399.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 152,819	$ 270,108
Class T	11,268	106,614
Class B	-	3,936
Class C	-	36,163
Global Balanced	3,316,756	5,986,097
Institutional Class	22,894	26,193
Total	$ 3,503,737	$ 6,429,111
From net realized gain
Class A	$ 3,093,845	$ 326,381
Class T	1,163,373	170,817
Class B	180,282	29,264
Class C	1,920,811	171,922
Global Balanced	42,540,993	5,767,336
Institutional Class	283,096	25,236
Total	$ 49,182,400	$ 6,490,956

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	636,858	565,083	$ 15,926,414	$ 13,868,960
Reinvestment of distributions	126,868	24,168	3,032,156	560,464
Shares redeemed	(343,862)	(239,996)	(8,612,014)	(5,807,510)
Net increase (decrease)	419,864	349,255	$ 10,346,556	$ 8,621,914

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class T
Shares sold	243,034	156,543	$ 6,062,322	$ 3,830,990
Reinvestment of distributions	45,887	10,034	1,093,477	231,879
Shares redeemed	(131,285)	(189,350)	(3,273,584)	(4,594,877)
Net increase (decrease)	157,636	(22,773)	$ 3,882,215	$ (532,008)
Class B
Shares sold	9,864	17,632	$ 248,678	$ 435,293
Reinvestment of distributions	6,875	1,278	163,899	29,567
Shares redeemed	(23,467)	(33,759)	(580,083)	(816,718)
Net increase (decrease)	(6,728)	(14,849)	$ (167,506)	$ (351,858)
Class C
Shares sold	684,092	360,308	$ 16,931,953	$ 8,706,313
Reinvestment of distributions	75,134	7,987	1,772,408	183,549
Shares redeemed	(340,818)	(150,800)	(8,322,676)	(3,607,930)
Net increase (decrease)	418,408	217,495	$ 10,381,685	$ 5,281,932
Global Balanced
Shares sold	5,401,197	4,785,470	$ 136,284,595	$ 117,973,727
Reinvestment of distributions	1,818,963	477,782	43,746,063	11,137,090
Shares redeemed	(5,392,045)	(4,627,249)	(135,719,200)	(112,781,328)
Net increase (decrease)	1,828,115	636,003	$ 44,311,458	$ 16,329,489
Institutional Class
Shares sold	174,398	58,246	$ 4,401,096	$ 1,432,050
Reinvestment of distributions	11,057	1,992	265,261	46,340
Shares redeemed	(42,801)	(22,761)	(1,072,645)	(552,587)
Net increase (decrease)	142,654	37,477	$ 3,593,712	$ 925,803

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversee 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Informaion (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), and a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturing) (2003-present), K12 Inc. (for-profit education and curriculum) (2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2005-2011) and as governor of Michigan (1991-2003).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Global Balanced Fund	12/15/14	12/12/14	$0.0750	$1.6970

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014, $31,606,755, if subsequently determined to be different, the net capital gain of such year.

A total of 3.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Global Balanced Fund designates 1% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Global Balanced Fund designates 20% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Global Balanced Fund	12/16/2013	$0.2044	$0.0090

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Global Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2013 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class A, Class T, Class B, Class C, and Institutional Class was above median primarily due to higher transfer agent fees due to smaller average account sizes than other Fidelity funds. Additionally, the Board considered that this fund has higher expenses because of the fund's small size and its global focus, which results in higher pricing and bookkeeping and custodian fees than domestic funds. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GBL-UANN-1214
1.848649.107

Item 2. Code of Ethics

As of the end of the period, October 31, 2014, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Global Balanced Fund (the "Fund"):

Services Billed by PwC

October 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$70,000	$-	$5,700	$1,900

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$70,000	$-	$5,400	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2014A	October 31, 2013A
Audit-Related Fees	$4,430,000	$5,395,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2014 A	October 31, 2013 A
PwC	$5,650,000	$6,300,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 26, 2014